                                                       Registration No. 2-64233
                                                       (under the Securities Act
                                                       of 1933)
                                                       Registration No. 811-2918
                                                       (under the Investment
                                                       Company Act of 1940)

                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

     Pre-Effective Amendment No.                                [ ]

     Post-Effective Amendment No. 46                            [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]


     Amendment No. 47                                           [X]


                        (Check appropriate box or boxes)

                               DUPREE MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  125 South Mill Street, Vine Center, Suite 100
                            Lexington, Kentucky 40507
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (859) 254-7741


                              THOMAS P. DUPREE, SR.
                             Dupree & Company, Inc.
                  125 South Mill Street, Vine Center, Suite 100
                            Lexington, Kentucky 40507
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective
(check appropriate box)

____  immediately upon filing pursuant to paragraph (b)
 X    on November 1, 2005 pursuant to paragraph (b)
_____ 60 days after filing pursuant to paragraph (a)(1)
_____ on _________pursuant to paragraph (a) (1)
_____ 75 days after filing pursuant to paragraph (a) (2)
_____ on _________pursuant to paragraph (a) (2) of rule 485
_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DUPREE MUTUAL FUNDS
REGISTRATION STATEMENT ON FORM N-1A

CROSS-REFERENCE SHEET

Part A
Item No.      Prospectus Caption
      1       Front and Back Cover Pages
      2       Dupree Mutual Funds - Summary; Bar Charts and Performance Table
      3       Fees and Expenses of the Trust
      4       Organization of the Trust; Dupree Mutual Funds - Summary
      5       Management of the Trust
      6       Determining Net Asset Value, Buying Shares, Selling Shares, Taxes, Dividends
      7       Distribution Arrangements, Bar Charts and Performance Tables
      8       Financial Highlights

Part B
Item No.      Statement of Additional Information

      9       Cover Page; Table of Contents
     10       General Information and History
     11       Investment Objectives and Policies; Portfolio Turnover Investment Restrictions,
                Non Fundamental Restrictions
     12       Investment Adviser; Officers and Trustees
     13       Shares of Beneficial Interest
     14       Investment Adviser and Other Services
     15       Portfolio Transactions
     16       Shares of Beneficial Interest
     17       How to Purchase Shares; How to Redeem Shares; How We Compute Our Yields
     18       Tax Information
     19       Not Applicable
     20       How We Compute Our Yields
     21       Financial Statements

Prospectus
November 1, 2005
DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, Kentucky 40588-1149
(859) 254-7741
(800) 866-0614

MUNICIPAL BOND FUNDS
Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
Mississippi Tax-Free Income Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series


GOVERNMENT BOND FUNDS
Intermediate Government Bond Series

This Prospectus is a concise statement of information about Dupree Mutual Funds (the "Trust") that you should know before investing. This Prospectus should be kept for future reference.


These Securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


Table of Contents

 2   Dupree Mutual Funds Summary

 3   Charts and Tables

22   Trust Expenses

26   Investment Objectives

30   Investment Policies and Restrictions

32   Organization and Management of the Trust

34   Determining Net Asset Value

35   Buying Shares

36   Selling Shares

38   Dividends

39   Taxes

39   Performance Calculations

40   Financial Highlights

49   Privacy Notice

51   How to Reach Us

DUPREE MUTUAL FUNDS - SUMMARY

SINGLE STATE MUNICIPAL BOND SERIES

Investment Objectives and Goals

Investors in our municipal bond series are investors seeking the highest level of tax-free income available without undue risk to principal derived from state specific municipal securities. See "Investment Objectives".

Principal Investment Strategies

Investors in the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Tax-Free Income Series seek a steady flow of income with greater share price fluctuation from state specific municipal securities of investment grade(those rated BBB or Baa or higher) with a dollar weighted average maturity of ten (10) or more years.

Investors in the Kentucky, North Carolina and Tennessee Tax-Free Short-to-Medium Series seek a steady flow of income with somewhat less yield but with less share price fluctuation from state specific municipal securities of investment grade with a dollar weighted average maturity of two (2) to five (5) years.

Principal Risks of Investing

The principal risks of investing in any of the single state municipal bond series is the possibility of default on the municipal securities, even though the securities are of investment grade, or loss of money. Investment in any of the single state municipal bond series may involve greater risk than an investment in a fund with a portfolio of municipal securities from throughout the country. This additional risk is due to the possibility of an economic or political development unique to a single state or region. Generally speaking, as interest rates rise, the share value will decline. The effect of changes in interest rates is more pronounced in portfolios with longer average maturities. There is no assurance that the investment objective of any series will be achieved. A series' return and net asset value will fluctuate.

The portfolios of the Kentucky and Tennessee Tax-Free Income Series are diversified, while the portfolios of all the other single state series are non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Investors should recognize that, in periods of rising interest rates, the yield of the Series typically would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the Series will likely be invested in portfolio instruments producing lower yields than the balance of the Series' portfolio, reducing the current yield of the series. In periods of rising interest rates, if there is an outflow of money, the yield of the series may rise, although the share price will generally decline.

INTERMEDIATE GOVERNMENT BOND SERIES

Investment Objectives and Goals

Investors in our Intermediate Government Bond Series are seeking the highest level of current income without undue risk to principal derived from securities of the U.S. Government and its agencies.

Principal Investment Strategies

Sixty-five percent (65%) of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government or its agencies or instrumentalities, with the remaining 35% of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S. Government or its agencies or U.S. Treasury or Agency Notes and Bills. The average dollar weighted maturity of the securities held in this Series is three (3) to ten (10) years.

Principal Risks of Investing

The principal risk of investing in the Intermediate Government Bond Series is the possibility of default, even though the securities are of investment grade, or loss of money. Generally speaking, as interest rates rise, the share value will decline. The effect of changes in interest rates is more pronounced in portfolios with longer average maturities. There is no assurance that the investment objective will be achieved. The Series' return and net asset value will fluctuate.

The portfolio of the Intermediate Government Bond Series is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by the issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Investors should recognize that in periods of rising interest rates, the yield of the Series typically would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the Series will likely be invested in portfolio instruments producing lower yields than the balance of the Series' portfolio, reducing the current yield of the series. In periods of rising interest rates, if there is an outflow of money, the yield may rise, although the share price will generally decline.


No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

RISK/RETURN BAR CHARTS AND TABLES


The following bar charts and tables provide an indication of the risks of investing in the Series by showing changes in the Series' performance from year to year over a 10 year period (or since inception if the Series has been in existence less than 10 years) and by showing how the Series' average annual returns for one, five and ten years (or since inception) compare to those of a broad-based securities market index. How the Series has performed in the past (both before and after taxes) is not necessarily an indication of how the Series will perform in the future.

                         ALABAMA TAX-FREE INCOME SERIES
                              Annual Total Returns

                                     [CHART]



                        Years                 One Year
                      Ending On             Total Return
                      ---------             ------------
                      12/31/00                     14.03%
                      12/31/01                      7.29%
                      12/31/02                     10.10%
                      12/31/03                      5.89%
                      12/31/04                      5.03%



        2005 Year-To-Date Total Return through September 30, 2005: 2.53%
      Maximum Total Return for the quarter ending September 30, 2002: 5.28%
        Minimum Total Return for the quarter ending June 30, 2004: -2.40%

                          AVERAGE ANNUAL TOTAL RETURNS
                         ALABAMA TAX-FREE INCOME SERIES
                  For Quarterly Periods Ended December 31, 2004


                                                                  Inception
                                                      1 year    Jan. 1, 2000
                                                      ------    ------------
Return Before Taxes                                     5.03%           8.42%

Return After Taxes on Distributions                     5.03%           8.42%

Return After Taxes on

  Distributions and Sale of Fund Shares                 5.01%           8.10%

Index                                       10 YEAR     4.15%           7.13%
(Reflects no deduction for
 fees, expenses or taxes)                   20 YEAR     6.56%           8.69%

                         KENTUCKY TAX-FREE INCOME SERIES
                              Annual Total Returns

                                     [CHART]



                        Years                 One Year
                      Ending on             Total Return
                      ---------             ------------
                       12/31/95                    14.22%
                       12/31/96                     3.69%
                       12/31/97                     8.06%
                       12/31/98                     5.65%
                       12/31/99                    -1.43%
                       12/31/00                     8.05%
                       12/31/01                     5.03%
                       12/31/02                     7.19%
                       12/31/03                     5.58%
                       12/31/04                     4.09%



          2005 Year-To-Date Total Return through September 30, 2005: 1.90% Maximum Total Return for the quarter ending February 28, 1995: 5.45%
         Minimum Total Return for the quarter ending May 31 2004: -3.05%

                          AVERAGE ANNUAL TOTAL RETURNS
                         KENTUCKY TAX-FREE INCOME SERIES
                  For Quarterly Periods Ended December 31, 2004


                                                  1 YEAR   5 YEARS   10 YEARS
                                                  ------   -------   --------
Return Before Taxes                                 4.09%     5.95%      5.92%

Return After Taxes on Distributions                 4.09%     5.95%      5.85%

Return After Taxes on
  Distributions and Sale of Fund Shares             4.08%     5.94%      5.84%

Index                                    10 YEAR    4.15%     7.13%
(Reflects no deduction for
fees, expenses or taxes)                 20 YEAR    6.56%     8.69%

                    KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
                              Annual Total Returns

                                     [CHART]



                        Years                 One Year
                      Ending on             Total Return
                      ---------             ------------
                      12/31/95                      6.22%
                      12/31/96                      3.96%
                      12/31/97                      5.18%
                      12/31/98                      4.63%
                      12/31/99                      0.29%
                      12/31/00                      5.49%
                      12/31/01                      5.36%
                      12/31/02                      6.50%
                      12/31/03                      3.59%
                      12/31/04                      1.81%



           2005 Year-To-Date Total Return through September 30, 2005: .26% Maximum Total Return for the quarter ending September 30, 2002: 3.01%
        Minimum Total Return for the quarter ending May 31, 2004: -3.11%

                          AVERAGE ANNUAL TOTAL RETURNS
                    KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
                  For Quarterly Periods Ended December 31, 2004


                                           1 YEAR  5 YEARS   10 YEARS
                                           ------  -------   --------
Return Before Taxes                          1.81%    4.54%      4.29%

Return After Taxes on Distributions          1.81%    4.54%      4.28%

Return After Taxes on
  Distributions and Sale of Fund Shares      1.84%    4.54%      4.28%

Index                            3 YEAR      1.78%    4.78%      4.97%
(Reflects no deduction for
 fees, expenses or taxes)

                       MISSISSIPPI TAX-FREE INCOME SERIES
                              Annual Total Returns

                                     [CHART]



                        Years                 One Year
                      Ending On             Total Return
                      ---------             ------------
                      12/31/00                     13.60%
                      12/31/01                      5.78%
                      12/31/02                      9.77%
                      12/31/03                      7.03%
                      12/31/04                      4.80%



          2005 Year-To-Date Total Return through September 30, 2005:
      Maximum Total Return for the quarter ending September 30, 2002: 5.72%
        Minimum Total Return for the quarter ending June 30, 2004: -2.38%

                          AVERAGE ANNUAL TOTAL RETURNS
                       MISSISSIPPI TAX-FREE INCOME SERIES
                  For Quarterly Periods Ended December 31, 2004


                                                                    Inception
                                                        1 year    Jan. 1, 2000
                                                        ------    ------------
Return Before Taxes                                       4.80%           8.15%

Return After Taxes on Distributions                       4.80%           8.15%

Return After Taxes on
  Distributions and Sale of Fund Shares                   4.78%           8.11%

Index                                     10 YEAR         4.15%           7.13%
(Reflects no deduction for
 fees, expenses or taxes)                 20 YEAR         6.56%           8.69%

                      NORTH CAROLINA TAX-FREE INCOME SERIES
                              Annual Total Returns

                                     [CHART]


                        Years                 One Year
                      Ending On             Total Return
                      ---------             ------------
                      12/31/96                      5.37%
                      12/31/97                      9.83%
                      12/31/98                      7.51%
                      12/31/99                     -2.72%
                      12/31/00                     10.66%
                      12/31/01                      2.83%
                      12/31/02                      8.52%
                      12/31/03                      5.01%
                      12/31/04                      4.17%



         2005 Year-To-Date Total Return through September 30, 2005: 1.96%
      Maximum Total Return for the quarter ending December 31, 2000: 5.37%
       Minimum Total Return for the quarter ending March 31, 1996: -2.65%

                          AVERAGE ANNUAL TOTAL RETURNS
                      NORTH CAROLINA TAX-FREE INCOME SERIES
                  For Quarterly Periods Ended December 31, 2004


                                            1 YEAR    5 YEARS   10 YEARS
                                            ------    -------   --------
Return Before Taxes                           4.17%      6.20%      5.93%

Return After Taxes on Distributions           4.17%      6.20%      5.93%

Return After Taxes on
  Distributions and Sale of Fund Shares       4.16%      6.18%      5.91%

Index                          10 YEAR        4.15%      7.13%
(Reflects no deduction for
 fees, expenses or taxes)      20 YEAR        6.56%      8.69%

                 NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
                              Annual Total Returns

                                     [CHART]



                        Years                 One Year
                      Ending On             Total Return
                      ---------             ------------
                      12/31/96                     4.56%
                      12/31/97                     5.03%
                      12/31/98                     4.77%
                      12/31/99                     0.92%
                      12/31/00                     5.52%
                      12/31/01                     5.35%
                      12/31/02                     7.52%
                      12/31/03                     4.37%
                      12/31/04                     1.93%



        2005 Year-To-Date Total Return through September 30, 2005: .32 %
      Maximum Total Return for the quarter ending September 30, 2002: 3.57%
        Minimum Total Return for the quarter ending May 31, 2004: -2.96%

                          AVERAGE ANNUAL TOTAL RETURNS
                 NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
                  For Quarterly Periods Ended December 31, 2004


                                                                    INCEPTION
                                           1 YEAR       5 YEARS   Nov. 15, 1995
                                           ------       -------   -------------
Return Before Taxes                          1.93%         4.92%           4.48%

Return After Taxes on Distributions          1.93%         4.92%           4.48%

Return After Taxes on
  Distributions and Sale of Fund Shares      1.95%         4.91%           4.46%

Index                      3 YEAR            1.78%         4.78%           4.97%
(Reflects no deduction for
 fees, expenses or taxes)

                        TENNESSEE TAX-FREE INCOME SERIES
                              Annual Total Returns

                                     [CHART]



                        Years                 One Year
                      Ending On             Total Return
                      ---------             ------------
                      12/31/95                     18.28%
                      12/31/96                      5.15%
                      12/31/97                      9.00%
                      12/31/98                      7.63%
                      12/31/99                     -2.71%
                      12/31/00                      9.72%
                      12/31/01                      4.40%
                      12/31/02                      8.37%
                      12/31/03                      5.15%
                      12/31/04                      3.93%



        2005 Year-To-Date Total Return through September 30, 2005: 1.81% Maximum Total Return for the quarter ending March 31, 1995: 7.29% Minimum Total Return for the quarter ending June 30, 2004: -2.21%

                          AVERAGE ANNUAL TOTAL RETURNS
                        TENNESSEE TAX-FREE INCOME SERIES
                  For Quarterly Periods Ended December 31, 2004


                                            1 YEAR    5 YEARS   10 YEARS
                                            ------    -------   --------
Return Before Taxes                           3.93%      6.29%      6.77%

Return After Taxes on Distributions           3.93%      6.29%      6.77%

Return After Taxes on
  Distributions and Sale of Fund Shares       3.97%      6.27%      6.60%

Index                          10 YEAR        4.15%      7.13%
(Reflects no deduction for
 fees, expenses or taxes)      20 YEAR        6.56%      8.69%

                    TENNESSE TAX-FREE SHORT-TO-MEDIUM SERIES
                              Annual Total Returns

                                     [CHART]



                        Years                 One Year
                      Ending On             Total Return
                      ---------             ------------
                      12/31/95                      7.12%
                      12/31/96                      3.92%
                      12/31/97                      5.38%
                      12/31/98                      4.33%
                      12/31/99                      1.14%
                      12/31/00                      5.61%
                      12/31/01                      3.93%
                      12/31/02                      7.69%
                      12/31/03                      3.81%
                      12/31/04                      1.94%



        2005 Year-To-Date Total Return through September 30, 2005: .12 % Maximum Total Return for the quarter ending August 31, 2002: 3.50% Minimum Total Return for the quarter ending August 31, 2003: -2.25%

                          AVERAGE ANNUAL TOTAL RETURNS
                    TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
                  For Quarterly Periods Ended December 31, 2004


                                           1 YEAR  5 YEARS   10 YEARS
                                           ------  -------   --------
Return Before Taxes                          1.94%    4.58%      4.40%

Return After Taxes on Distributions          1.94%    4.58%      4.39%

Return After Taxes on
  Distributions and Sale of Fund Shares      1.99%    4.59%      4.40%

Index                         3 YEAR         1.78%    4.78%      4.97%
(Reflects no deduction for
 fees, expenses or taxes)

                       INTERMEDIATE GOVERNMENT BOND SERIES
                              Annual Total Returns

                                     [CHART]



                        Years                 One Year
                      Ending On             Total Return
                      ---------             ------------
                      12/31/95                     17.54%
                      12/31/96                      3.14%
                      12/31/97                      9.39%
                      12/31/98                      7.68%
                      12/31/99                     -1.78%
                      12/31/00                     12.01%
                      12/31/01                      7.44%
                      12/31/02                      9.28%
                      12/31/03                      3.11%
                      12/31/04                      4.95%



        2005 Year-To-Date Total Return through September 30, 2005: 2.19 %
      Maximum Total Return for the quarter ending November 30, 1996: 5.16%
       Minimum Total Return for the quarter ending August 31, 2003: -3.29%

                          AVERAGE ANNUAL TOTAL RETURNS
                       INTERMEDIATE GOVERNMENT BOND SERIES
                  For Quarterly Periods Ended December 31, 2004


                                           1 YEAR  5 YEARS   10 YEARS
                                           ------  -------   --------
Return Before Taxes                          4.95%    7.31%      7.16%

Return After Taxes on Distributions          3.16%    5.03%      3.65%

Return After Taxes on
  Distributions and Sale of Fund Shares      3.22%    5.05%      3.67%

Index                         INTERMEDIATE   2.02%    6.31%      6.61%
(Reflects no deduction for TREASURY INDEX fees, expenses or taxes)

Fees and Expenses of the Trust:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.

                                                              Kentucky
                                         Alabama   Kentucky   Tax-Free    Mississippi
                                         Tax-Free  Tax-Free   Short-to-   Tax-Free
                                         Income    Income     Medium      Income
                                         Series    Series     Series      Series
Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage of offering price)      NONE       NONE       NONE         NONE
Maximum Deferred Sales Charge (Load)
  (as a percentage of offering price)      NONE       NONE       NONE         NONE
Maximum Sales Charge (Load)
  Imposed on Reinvested Dividends
  [and other distributions]
  (as a percentage of offering price)      NONE       NONE       NONE         NONE
Redemption Fees
  (as a percentage of amount
  redeemed, if applicable)                 NONE       NONE       NONE         NONE
Exchange Fee                               NONE       NONE       NONE         NONE
Maximum Account Fee                        NONE       NONE       NONE         NONE

                                          North                 Tennessee
                                          Carolina   Tennessee  Tax-Free    Intermediate
                                          Tax-Free   Tax-Free   Short-to    Government
                                          Income     Income     Medium      Bond
                                          Series     Series     Series      Series
Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage of offering price)      NONE       NONE       NONE         NONE
Maximum Deferred Sales Charge (Load)
  (as a percentage of offering price)      NONE       NONE       NONE         NONE
Maximum Sales Charge (Load)
  Imposed on Reinvested Dividends
  [and other distributions]
  (as a percentage of offering price)      NONE       NONE       NONE         NONE
Redemption Fees
  (as a percentage of amount
  redeemed, if applicable)                 NONE       NONE       NONE         NONE
Exchange Fee                               NONE       NONE       NONE         NONE
Maximum Account Fee                        NONE       NONE       NONE         NONE

                                                              Kentucky
                                         Alabama   Kentucky   Tax-Free    Mississippi
                                         Tax-Free  Tax-Free   Short-to-   Tax-Free
                                         Income    Income     Medium      Income
                                         Series    Series     Series      Series

Management Fee/2/                            0.50       0.41        0.50         0.50
Distribution Fee                             0.00       0.00        0.00         0.00
Shareholder Services Fee                     0.15       0.12        0.13         0.15
Other Expenses/3/                            0.25       0.07        0.08         0.34
Total Annual Fund Operating Expenses         0.90       0.60        0.71          .99

1 Although not contractually obligated to do so, the Adviser waived and reimbursed certain amounts and will not seek to recover these amounts.
     These are shown below along with the net expenses of the Funds actually paid for the fiscal year ended June 30, 2005.

     Waiver of Fund Expenses                 0.44       0.02        0.02         0.57
     Total Actual Annual Fund Operating
     Expenses (after waivers/reimbursements) 0.46       0.58        0.69         0.41

2 The Adviser has voluntarily waived a portion of the management fee and will not seek to recover these amounts. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) for the year ended June 30, 2005:

                                             0.14       0.41        0.50         0.05

3 The Adviser voluntarily reimbursed certain other operating expenses of the Funds and will not seek to recover these amounts. Other expenses include but are not limited to printing, postage and professional fees. The Adviser can terminate this voluntary waiver at any time. The total other expenses paid by the Funds (after the voluntary reimbursement) for the year ended
     June 30, 2005:

                                             0.17       0.05        0.06         0.21

                                                       North
                                           North       Carolina                 Tennessee
                                           Carolina    Tax-Free     Tennessee   Tax-Free     Intermediate
                                           Tax-Free    Short-to     Tax-Free    Short-to     Government
                                           Income      Medium       Income      Medium       Bond
                                           Series      Series       Series      Series       Series
Annual Fund Operating Expenses (before waivers/reimbursements)/1/
Expenses Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/                              0.50        0.50          0.50        0.50            0.20
Distribution Fee                               0.00        0.00          0.00        0.00            0.00
Shareholder Services Fee                       0.13        0.15          0.13        0.15            0.15
Other Expenses3                                0.09        0.16          0.06        0.14            0.13
Total Annual Fund Operating Expenses           0.72        0.81          0.69        0.79            0.48

1 Although not contractually obligated to do so, the Adviser waived and reimbursed certain amounts and will not seek to recover these amounts.
     These are shown below along with the net expenses of the Funds actually paid for the fiscal year ended June 30, 2005.

     Waiver of Fund Expenses                   0.03        0.24          0.02        0.23            0.04
     Total Actual Annual Fund Operating
     Expenses (after waivers/reimbursements)   0.69        0.56          0.67        0.56            0.44

2 The Adviser has voluntarily waived a portion of the management fee and will not seek to recover these amounts. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) for the year ended June 30, 2005 was:

                                               0.50        0.29          0.50        0.31            0.20

3 The Adviser voluntarily reimbursed certain other operating expenses of the Funds and will not seek to recover these amounts. Other expenses include but are not limited to printing, postage and professional fees. The Adviser can terminate this voluntary waiver at any time. The total other expense paid by the Funds (after the voluntary reimbursement) for the year ended
     June 30, 2005 was:

                                                   0.06    0.12          0.04        0.10            0.09

EXAMPLE:

This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be as follows:

             Alabama     Kentucky   Kentucky   Mississippi
             Tax-Free    Tax-Free   Tax-Free   Tax-Free
             Income      Income     Short-to   Income
             Series      Series     Medium     Series
                                    Series

1 year           $95         $61        $75           $104
3 years          295         191        233            324
5 years          512         332        406            563
10 years        1137         745        906           1246

             North      North       Tennessee  Tennessee  Intermediate
             Carolina   Carolina    Tax-Free   Tax-Free   Government
             Tax-Free   Tax-Free    Income     Short-to   Bond
             Income     Short-to    Series     Medium     Series
             Series     Medium                 Series
                        Series

1 year            $76        $85          $72        $83           $50
3 years           237        266          227        259           158
5 years           411        462          395        451           276
10 years          918       1028          881       1004           619

You would pay the same expenses assuming no redemption.

Investment Objectives Principal Policies and Risks

Single State Municipal Bond Series

All of our single state Series, whatever their maturity range, have an investment objective of realizing the highest level of tax-exempt income available without undue risk to principal by investing in state specific municipal securities. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of issuance. In conformity with guidelines of the Securities and Exchange Commission, each single state Series has a fundamental policy that during periods of normal market conditions either (1) the Series' assets will be invested so that at least 80% of the income will be tax-exempt or (2) the Series will have at least 80% of its net assets invested in tax-exempt securities. In addition, under normal market conditions, at least 65% of the value of each Series' assets will be invested in municipal securities of the state identified in the title of the fund.

Yield on municipal securities is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher quality pay lower yields than issues of longer maturity and/or lower quality. The market values of municipal securities vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset value of our shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall. The types of municipal securities and the general characteristics of each type are described in the "Statement of Additional Information".


The inherent risk associated with investment in municipal securities is the risk of default. In addition, the net asset value of our shares may be impacted by the general economic conditions in the country and/or within the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee. The limitation of our investments of each Series to a single state may involve greater risk than if we invested in municipal securities throughout the country, due to the possibility of an economic or political development that could uniquely affect the ability of issuers to meet the debt obligations of the securities. State income in the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, as in many states across the country, has declined during the recent global economic downturn, while the needs of the states' citizenry have stayed the same or increased. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation. Consequently, the downgrading of the credit quality of an obligation may result in a decrease in share price. State budget problems may pose a risk to timely payment on bonds though payment on bonds usually has legal precedence over payment of other state programs.

Alabama

Alabama's economy relies in part on the textile, automobile, aerospace and forest products industries, all of which may be affected by cyclical changes. Alabama experienced moderate economic growth in late 2004 and average per capita income of Alabama residents has improved in recent years. Alabama's economic base has become increasingly diversified and has shifted away from being primarily a manufacturing dominated economy towards a more service and trade oriented economy. However, the manufacturing sector, particularly the automotive industry, remains vital to the state's overall economic health. Auto production has benefited from direct investment by foreign manufacturers.

The state's unemployment rate was 5.6% in September 2004 and the preliminary estimate for the state's unemployment rate for September 2005 is 4.0%, down significantly from the previous year. (Source: U.S. Bureau of Labor Statistics) Although some coastal areas of Alabama sustained damage as a result of Hurricane Katrina the majority of the damage appears to have been centered in the city of Mobile and the surrounding area. Independent credit rating agency Moody's Investors Service ("Moody's") has determined that the impact from the storm was not sufficient to put the state's general obligation bond or other debt rating on credit watch.

Alabama's Aa2 general obligation bond credit rating and stable outlook by Moody's is largely the result of the state's success in diversifying its economic base and the state's history of strong legal and constitutional provisions designed to keep municipal debt levels low.

Mississippi

Mississippi's economy relies primarily on manufacturing and service industries and, as such, its economy is sensitive to trends in those industries. In recent years, the state has also successfully promoted gaming and tourism both of which have become important industries for Mississippi and which provide substantial amounts of revenue to the state. Despite improvement in Mississippi's financial condition, it still ranks near the bottom among the states in per capita income. The state's unemployment rate was 6.7% in September 2004; however, the preliminary estimate for the state's unemployment rate for September 2005 is 9.6% reflecting the severe economic dislocation caused by Hurricane Katrina. (Source: U.S. Bureau of Labor Statistics)

The coastal areas of Mississippi suffered a tremendous amount of physical damage as a result of Hurricane Katrina. As a result, the financial operations of the state and some of its cities, counties and other public entities have been significantly disrupted. The loss of casinos and related tourism in the Biloxi-Gulfport area is a significant economic dislocation and will result in substantial state tax revenue losses during the current fiscal year as well as reduced individual and corporate income tax receipts. To some extent, these losses may be offset by federal aid and private donations as well as economic activity associated with rebuilding. Moody's has placed the state's Aa3 general obligation bond credit rating on negative watch reflecting the economic strain the state faces in the aftermath of Katrina.

North Carolina

North Carolina's economy consists of a combination of services, industry, agriculture, trade and tourism. Each of these sectors is well diversified. In recent years, the state has seen significant increases in population, labor force, and per capita income. Despite having a number of large urban centers, the state remains predominantly rural. Agriculture is diversified among hogs, poultry, greenhouse/nursery operations, tobacco, and turkeys. Tourism is concentrated in the western and coastal parts of the state. U.S. military bases located in North Carolina also constitute a significant part of the economy.

Tobacco contributed approximately 8.7% of the state's total farm receipts in 2003. (Source: U.S. Dept. of Agriculture, "State Fact Sheets: North Carolina," 9/20/05). The impact of the Tobacco Transition Payment Program ("Tobacco buy out") on North Carolina and elimination of the Price Support Program for tobacco crops is not known at this time. Initial payments under the 10 year Tobacco buy out program were made in July-September 2005 and quota owners and producers have certain rights to contract for discounted lump sum amounts in lieu of accepting the remaining 9 years of their tobacco buy out contract. Those farmers continuing to raise tobacco may contract with tobacco companies which may or may not purchase the farmers' tobacco. The continued viability of tobacco production as a cash crop is uncertain at this time.

The state's unemployment rate in May 2005 was 5.1% which was down from an unemployment rate of 5.5% in 2004 and 6.5% in 2003. (Source: U.S. Bureau of Labor Statistics) Strong gains in service sector jobs have so far offset ongoing declines in manufacturing including the textile industry.

Independent credit rating agency Standard & Poor's ("S&P") has assigned the state of North Carolina its highest possible credit rating of AAA with a stable outlook based primarily on the state's responsible financial management practices and success in diversifying its economic base. Although North Carolina's general obligation debt has increased significantly in recent years, by January 2005 the state's tax-supported debt levels were still moderate by all measures at $654 per capita and 2.3% of personal income. (Source: Standard & Poor's, "Research: Public Finance Report Card: U.S. States Debt Profiles," RatingsDirect, 1/31/05)

Tennessee

The state's non-agricultural economy is diversified among the following sectors: manufacturing, wholesale and retail trade, services and government. The agricultural sector in Tennessee is widely diversified among livestock, poultry, fruit and vegetable production, soybeans, cotton, tobacco, and greenhouse/nursery operations. Agriculture constitutes approximately one third of the state's overall economy.

The impact of the Tobacco Transition Payment Program ("Tobacco buy out") on Tennessee and elimination of the Price Support Program for tobacco crops is not known at this time. Initial payments under the 10 year Tobacco buy out program were made in July-September 2005 and quota owners and producers have certain rights to contract for discounted lump sum amounts in lieu of accepting the remaining 9 years of their tobacco buy out contract. Those farmers continuing to raise tobacco may contract with tobacco companies which may or may not purchase the farmers' tobacco. The continued viability of tobacco production as a cash crop is uncertain at this time.

Tennessee has faced a number of budget short-falls in recent years. As a result, the Tennessee General Assembly passed the Tax Reform Act of 2002 which increased the sales tax to 7% on most non-food items and implemented a variety of tax increases on goods and businesses. The state relies heavily on the sales tax for revenue. The state's unemployment rate was 6.2% in May 2005. (Source: U.S. Bureau of Labor Statistics). S & P has assigned the general obligation bond debt of Tennessee a credit rating of AA with a stable outlook.

Kentucky

The Commonwealth of Kentucky's non-agricultural economy is diversified among the following sectors: services, wholesale and retail trade, manufacturing, and government. The Commonwealth's agricultural sector is well diversified among horses, cattle, poultry, hogs, tobacco, and other grain crops.

Tobacco contributed approximately 12.4% of the state's total farm receipts in 2003. (Source: U.S. Dept. of Agriculture, "State Fact Sheets: Kentucky", 9/20/05) The impact of the Tobacco Transition Payment Program ("Tobacco buy out") on the Commonwealth of Kentucky and elimination of the Price Support Program for tobacco crops is not known at this time. Initial payments under the 10 year Tobacco buy out program were made in July-September 2005 and quota owners and producers have certain rights to contract for discounted lump sum amounts in lieu of accepting the 9 remaining years of their tobacco buy out contract. Those farmers continuing to raise tobacco may contract with tobacco companies which may or may not purchase the farmers' tobacco. The continued viability of tobacco production as a cash crop is uncertain at this time.

Kentucky's overall economic condition improved in 2004. The Commonwealth's unemployment rate was 5.7 % in May 2005 which was slightly higher than the national average. (Source: U.S. Bureau of Labor Statistics) In February 2005, the Kentucky General Assembly passed tax modernization legislation that overhauled the Commonwealth's tax code. Among other things, the legislation increased cigarette and alcohol taxes, repealed the corporate license tax, reduces top personal and corporate income tax rates, and repealed the intangibles tax.

Debt levels have remained manageable at approximately $783 per capita and less than 3.3% of budget. (Source: Moody's Investor's Service, "New Issue: Kentucky (State of)," 2/1/05) Moody's has assigned the Commonwealth of Kentucky's debt an Aa3 credit rating with a stable outlook.

The economies of Alabama, Kentucky, Mississippi, North Carolina and Tennessee appear to be sufficiently diverse that an economic decline in a single segment of a state's economy would not necessarily lead to the non-payment of debt service on municipal bonds.

Alabama Tax-Free Income Series

This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 15.78 years and a weighted average effective maturity of 6.65 years as of June 30, 2005. As a non-diversified Series, the Fund may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Kentucky Tax-Free Income Series

This is a diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal maturity of 13.92 years and a weighted average effective maturity of 6.33 years as of June 30, 2005.

Kentucky Tax-Free Short-to-Medium Series

This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this Series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 3.55 years as of June 30, 2005. As a non-diversified Series, the Fund may invest up to 50% of the Series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Mississippi Tax-Free Income Series

This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 15.06 years and a weighted average effective maturity of 8.65 years as of June 30, 2005. As a non-diversified Series, the Fund may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

North Carolina Tax-Free Income Series

This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 14.87 years and a weighted average effective maturity of 5.70 years as of June 30, 2005. As a non-diversified Series, the Fund may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

North Carolina Tax-Free Short-to-Medium Series

This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this Series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 3.39 years as of June 30, 2005. As a non-diversified Series, the Fund may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Tennessee Tax-Free Income Series

This is a diversified fund of long-term maturity bonds, where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 14.45 years and a weighted average effective maturity of 6.25 years as of June 30, 2005.

Tennessee Tax-Free Short-to-Medium Series

This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this Series will typically be lower than the Income Series, but with less principal fluctuation. This portfolio had a weighted average effective maturity of 3.50 years as of June 30, 2005. As a non-diversified Series, the Fund may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.


Intermediate Government Bond Series

This fund seeks the highest level of current income without undue risk to principal by investing in the following securities: issues of the U.S. Government or its agencies or instrumentalities, repurchase agreements fully collateralized by issues of the U.S. Government or its agencies or instrumentalities and bank accounts fully insured by the FDIC or collateralized. The types of securities are described in the "Statement of Additional Information". The dollar weighted maturity of the portfolio will usually be 3 to 10 years to produce minimal fluctuation in principal. The portfolio had a weighted average effective maturity of 9.65 years as of June 30, 2005.

INVESTMENT POLICIES AND RESTRICTIONS

Single State Municipal Bond Series
Our eight single state municipal bond series have fundamental policies of investing at least 80% of the value of the assets in securities meeting the following quality standards:

A) Bonds rated at the time of purchase within the four highest grades assigned by a recognized rating agency.
B) Notes rated at the time of purchase within the three highest grades assigned by a recognized rating agency; and bonds and notes not rated by a recognized rating agency within the grades specified above, but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds or notes secured by United States Treasury Bills or Notes.)
C) No more than 20% of the value of our total assets in any of the municipal bond series will be invested in securities which are not rated. The Trust will not purchase securities which in the opinion of the Investment Adviser would not have been rated in one of the grades specified above. In addition, our Investment Adviser will make its own evaluation of each security it selects for each portfolio and will continue to evaluate each portfolio security so long as we hold it.

As an additional matter of fundamental policy, except as indicated below, the only securities we will purchase for the municipal bond series are those producing income exempt from both Federal and State income taxes in the states where shares of the series are offered, though ad valorem taxes may be due in some states. Nor will we purchase securities subject to the Alternative Minimum Tax. (A.M.T.)

The investment policies may not be changed without approval of the holders of a majority of the outstanding shares representing each series. The only exception to the policies previously described is that we may temporarily invest up to 50% of the value of our total assets in certain taxable obligations when, in the judgment of our Investment Adviser, abnormal market conditions make it advantageous to assume a defensive posture in taxable obligations. We also reserve the right to hold such cash reserves as the Investment Adviser deems necessary for temporary defensive purposes.

The taxable obligations and cash equivalents in which we may invest on a temporary basis include obligations of the U.S. Government and its agencies and instrumentalities; certificates of deposit, banker's acceptances and other short-term debt obligations of United States and Canadian banks with total assets of at least $1,000,000,000; commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's; and repurchase agreements relating to an underlying security in which we are authorized to invest. When investing in taxable obligations and cash equivalents on a short term basis, our investment objective of producing income exempt from both Federal and State income taxes may not be realized.

Intermediate Government Bond Series

The Intermediate Government Bond Series has an investment objective of realizing the highest rate of current income without undue risk to principal by investing at least 65% of the value of our total assets in a professionally managed non-diversified portfolio of bonds: 1) issued by the U.S. Government, such as U.S. Treasury Bonds; or 2) issued by agencies or instrumentalities of the U.S. Government, such as, but not limited to, obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank. The remaining assets are invested in bank accounts fully insured by the FDIC or collateralized by bonds described above in 1) and 2); repurchase agreements fully collateralized by bonds described in 1) and 2); or U.S. Treasury or Agency Notes and Bills. The foregoing types of securities are described in the "Statement of Additional Information." The dollar weighted average maturity of the portfolio will be 3-10 years to produce minimal fluctuation in principal. There can be no assurance that the objectives of the Series will be realized.

Investors should recognize that, in periods of declining interest rates, the Series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the Series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Series will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

Borrowing of Money

Each Series permits borrowing money from banks as a temporary measure in order to pay redeeming shareholders or to satisfy purchase commitments, but such borrowings may not be in excess of 5% of the value of the assets of the affected Series.

Portfolio Holdings

The Trust's policies for disclosure of its portfolio securities are set forth in the Statement of Additional Information and the Trust's web site at www.dupree-funds.com.


Asset Composition

The weighted average ratings of the securities held by the Trust on June 30, 2005, the ending date of the fiscal year, were:

                                Aaa/AAA      Aa/AA        A/A       Baa/BBB   NR(total)
Municipal Bonds
Alabama Tax-Free
   Income Series                 73.86%      17.86%       6.43        1.72%       0.13%
Kentucky Tax-Free
  Income Series                  69.24       17.36        8.27        3.82        1.31
Kentucky Tax-Free
  Short-to-Medium Series         54.99       34.25        4.33        5.70         .73
Mississippi Tax-Free
   Income Series                 73.17       16.98        5.16        3.27        1.42
North Carolina Tax-Free
  Income Series                  62.17       35.13        2.70        0.00        0.00
North Carolina Tax-Free
  Short-to-Medium Series         67.07       28.82        4.11        0.00        0.00
Tennessee Tax-Free
  Income Series                  52.84       43.48        1.97        1.71        0.00
Tennessee Tax-Free
  Short-to-Medium Series         51.38       45.30        1.28        1.40         .64
Government Bonds
Intermediate Government
  Bond Series                   100.00

The Board of Trustees of the Trust, acting upon information furnished by the Investment Adviser, has determined that the unrated bonds held by each Series were comparable to rated bonds in the following categories:

Comparable To:                  Aaa/AAA      Aa/AA        A/A       Baa/BBB

Alabama Tax-Free
  Income Series                    .                                   .13%
Kentucky Tax-Free
  Income Series                    .58         .34%                    .39
Kentucky Tax-Free
  Short-to-Medium Series                                               .73
Mississippi Tax-Free
  Income Series                    .42                    1.00


The Tennessee Tax-Free Short-to-Medium Series held .64% of non-rated bonds which are comprised of one position which is in default with a refunding pending.

ORGANIZATION AND MANAGEMENT OF THE TRUST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Trust offers shares of beneficial interest of separate Series without par value.

Shares of nine Series are being offered for sale:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Each share has one vote. Fractional shares have proportionate voting rights and participate pro-rata in dividends and distributions. Our shares have cumulative voting rights for the election of Trustees. On matters affecting an individual Series, a separate vote of the Series is required. Shareholders of a Series are not entitled to vote on any matter not affecting the Series in which they are invested.

We are registered as a diversified, open-end investment company of the management type under the Investment Company Act of 1940; however, each Series of the Trust may or may not be diversified. Our shares, which are offered continuously, are registered for sale under the Securities Act of 1933. The Alabama, Kentucky, Mississippi, North Carolina, Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Kentucky, Florida, Indiana and North Carolina under the securities laws of those states. The two Kentucky Series, the two Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Texas. The two Kentucky Series, Alabama Tax Free Income Series, the two Tennessee Series, the two North Carolina Series and the Intermediate Government Bond Series are qualified for sale in Tennessee. The two Alabama Series are qualified for sale in Alabama and the two Mississippi Series are qualified for sale in Mississippi. We offer and redeem our shares at current net asset value.

Trustees

The Trustees of the Trust consist of five individuals, all of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed upon the directors or trustees of investment companies by the Investment Company Act of 1940. The Trustees of the Trust are:


Lucy A. Breathitt: Alexander Farms, farming, cattle and tobacco.

William A. Combs, Jr.: Officer, Director: Mercedes-Benz of Cincinnati, OH; Mercedes-Benz of West Chester, OH and Freedom Dodge, Lexington, KY.

C. Timothy Cone, President: Gess, Mattingly & Atchison, PSC (law firm)

J. William Howerton: Judge (retired November 1996) KY Court of Appeals; Self-Employed Mediator, Arbitrator, Trustee and Special Judge,

William S. Patterson: President, CEO, Cumberland Surety Insurance Co., Lexington, KY.; President, Patterson & Co., Frankfort, KY (real estate development, thoroughbred horse breeding, farming)


Investment Adviser and Advisory Agreements

Our investment activities are managed by Dupree & Company, Inc., P.O. Box 1149, Lexington, Kentucky 40588-1149. Dupree & Company was formed in 1962 to continue a business founded in 1941. Dupree & Company, Inc. also serves as Transfer Agent. Dupree & Company, Inc. (or its subsidiary) has served as the Investment Adviser for all Series of the Trust since inception in 1979 as the Kentucky Tax-Free Income Fund.

Dupree & Company, Inc. may, at its sole cost and expense, enter into sub-shareholder servicing agreements with commercial banks, investment advisers, or other entities to provide assistance in maintaining books, accounts and records of shareholders advised by those entities.


Dupree & Company, Inc. serves as the Investment Adviser for each of our nine Series pursuant to separate Investment Advisory Agreements with each Series. Each agreement will continue in effect until October 31, 2006, and may be continued thereafter for annual periods if renewed. Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the actual management of the Trust's portfolios. The compensation paid to the Investment Adviser as presented on pages 11 and 12 is inclusive of certain administrative services and provision of office space, facilities, equipment and personnel for management of the Trust. The compensation paid to the Investment Adviser pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each Series as follows:


Range of Total Assets
(in dollars)                                          100,000,001-  150,000,001 -
                                    $0-100,000,000    $150,000,000  $500,000,000   500,000,001+
All Municipal Bond Funds                  .50 of 1%   .45 of 1%         .40 of 1%      .35 of 1%
Intermediate Government Bond Series       .20 of 1%   .20 of 1%         .20 of 1%      .20 of 1%

Dupree & Company, Inc. has reserved the right to voluntarily waive management fees or assume and pay other expenses of any Series of the Trust at its sole option and will not seek to recover any such amounts. For the fiscal year ended June 30, 2005, the aggregate fees paid to Dupree & Company, Inc. (after waivers and fee or expense reductions) as a percentage of average net assets was:


Alabama Tax-Free Income Series                       .14 of 1%
Kentucky Tax-Free Income Series                      .41 of 1%
Kentucky Tax-Free Short-to-Medium Series             .50 of 1%
Mississippi Tax-Free Income Series                   .05 of 1%
North Carolina Tax-Free Income Series                .50 of 1%
North Carolina Tax-Free Short-to-Medium Series       .29 of 1%
Tennessee Tax-Free Income Series                     .50 of 1%
Tennessee Tax-Free Short-to-Medium Series            .31 of 1%
Intermediate Government Bond Series                  .20 of 1%


A discussion regarding the basis for the Board of Trustees approval of the Investment Advisory Agreements with Dupree & Company, Inc. will be available in the Trust's December 31, 2005 Semi-Annual Report to Shareholders for the six months ending December 31, 2005.

In addition, the Trust has entered into a Transfer Agent/Shareholder Service Agreement with Dupree & Company, Inc. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 and .12 of 1% of all amounts in excess of $20,000,000.

Fund Portfolio Manager

The person primarily responsible for the day-to-day management of all series of the Trust is Thomas P. Dupree, Sr., President of the Trust, a position he has held since 1979. Mr. Dupree had been Portfolio Manager from 1979 to 1989 and resumed day to day management of all Series of the Trust in 2004 following the death of William T. Griggs, II who had served as Portfolio Manager from 1989 to 2004. Mr. Vincent Harrison serves as Associate Portfolio Manager, a position he has held since 1999. The Statement of Additional Information contains additional information about the Portfolio Manager's compensation and ownership of Trust shares.

DETERMINING NET ASSET VALUE

The price used when you buy or sell shares in a Series is the next net asset value computed after we receive your order in proper form. The net asset value per share of each Series is determined separately at 4:00 p.m. local time each weekday the Dupree office is open by dividing the total value of the assets of a series, minus liabilities, by the total number of shares outstanding. The Dupree office is closed on the following holidays: New Year's Day (January 1), Martin Luther King Day (third Monday of January), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25). However, on any business day when the Bond Market Association ("BMA") recommends that the bond markets close early, we reserve the right to close and calculate each Series' NAV at the BMA recommended closing time. If we do so, we will process purchase and redemption orders received after the closing time on the next business day. The BMA generally recommends that early closes occur as of 2:00 p.m. on the business day preceding a federal holiday. Since all of our Funds are no-load a sales charge or commission does not reduce the value of your investment in any of our Series.


The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect the fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

BUYING SHARES

Our goal is to make doing business with us as easy as possible. You can buy shares at the next net asset value computed after we receive your investment in proper form as described below. There is no sales charge or load.

Terms of Offering

If you send us a check that does not clear, we may cancel your order and hold you responsible for any loss that we have incurred. We may recover our loss by redeeming shares held in your account, and we may prohibit or restrict you from placing future orders.

We retain the right to reject any order, and to raise or lower the minimum investment size for any persons or class of persons. An order to purchase shares is not binding on us until confirmed in writing by the Transfer Agent.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

Initial Investment

Your initial investment need only be $100.00 for any of our Series.

Purchases By Wire

If this is an initial investment you must first call us to tell us the following:

     .  How the account is to be registered
     .  Name of series in which you wish to invest
     .  Your address
     .  Your tax identification number
     .  Amount being wired
     .  Name of wiring bank

Our wire instructions are directed to US Bank, Cincinnati, Ohio as follows:


     US Bank                                       ABA # 0420-0001-3
     Alabama Tax-Free Income Series                     #821-602-844
     Kentucky Tax-Free Income Series                    #483-622-098
     Kentucky Tax-Free Short-to-Medium Series           #483-622-106
     Mississippi Tax-Free Income Series                 #821-637-840
     North Carolina Tax-Free Income Series              #483-622-338
     North Carolina Tax-Free Short-to-Medium Series     #483-622-346
     Tennessee Tax-Free Income Series                   #483-622-122
     Tennessee Tax-Free Short-to-Medium Series          #483-622-130
     Intermediate Government Bond Series                #483-622-148


If you are adding to an existing account, please call us with your name and account number.

Purchases By Mail

Make your check payable to the Series you want to invest in and send your check to:

     Dupree Mutual Funds
     P.O. Box 1149
     Lexington, KY 40588-1149

Along with one of the following:

     *A completed new account form (if new account)
     *The detachable stub which you will find at the top of your most recent account statement
     *A letter specifying the account number and Series

Automatic Purchase Plan

Once your account is open, you may make investments automatically by authorizing Dupree Mutual Funds to draw on your bank account. Please call us at the phone number on the back cover for more information.

Individual Retirement Accounts

Shareholders of the Intermediate Government Bond Series may establish Individual Retirement Accounts. Please contact us at the number on the back cover for more information.

SELLING SHARES

You may sell all or part of the shares in your account at any time without any penalties or sales commissions. To do so, simply use one of the methods described below. We will not require a signature guarantee (but reserve the right to do so); however, on your account application, you will be asked to indemnify and hold harmless the Trust, the Transfer Agent and their officers, agents and employees, from losses, claims, expenses and liabilities based on actions taken as the result of your instructions. The Trust will utilize reasonable procedures, such as recording telephone redemption requests or making inquiries of information that should only be known to the shareholder and the Trust, to confirm that instructions communicated by telephone or in writing are genuine. If reasonable procedures are followed by the Trust, it will not be liable for losses due to unauthorized or fraudulent telephone instructions.

By Telephone
In Lexington, KY (859) 254-7741
Toll Free National Number for Lexington (800) 866-0614
In Brevard, NC (828) 862-8100
Toll Free National Number for Brevard (800) 284-2562

All accounts will automatically receive telephone redemption, exchange and transfer privileges unless indicated otherwise on the initial application form. We will mail or wire the money only to the address or bank account previously filed with us. Changes to any redemption instructions must be made in writing and signed by all owners. The telephone cannot be used to redeem shares for which you hold certificates of beneficial interest or which were purchased by mail within the past 30 days.

By Mail

You must send us a written request for redemption, signed by each registered holder exactly as the shares are registered along with (if applicable):

     * Any certificates of beneficial interest
     * Documents required by Corporations, Executors, Administrators, Trustees and Guardians.

By Check

Shareholders of each of the Short-to-Medium Series, and the Intermediate Government Bond Series may redeem shares by check. In order to arrange for redemption by check, a check writing privilege form must be completed or call us at the phone number on the back cover. Checks may not be used to close an account. Checks may not be presented for payment over-the-counter at the clearing bank.

                                              Daily
Check limits                        Minimum  Maximum
Short-to-Medium Series'             $500.00   $25,000
                                    $500.00   $25,000
                                    $500.00   $25,000
Government Bond Series              $500.00   none

CHECK WRITING          CHARGES:
Share Redemption:      NONE
Checks:                NONE
Insufficient Funds:    $27.00
Stop Payment:          $29.00

Third-Party Investments

If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

Payment of Redemption Proceeds

The Transfer Agent will normally mail a check or wire redemption proceeds the business day following the receipt of necessary documents in required form. In order to receive proceeds by wire the redeeming amount must be at least $500.00. If the Custodian imposes a wire charge upon the Transfer Agent, the Transfer Agent may deduct the wire charge from the proceeds. If charged, the current amount of the charge would be $10.00. Your own bank may impose a wire charge on your account to which the funds are wired.

We reserve the right on all redemptions, including redemptions by writing a check in any of the Short-to-Medium Series or Intermediate Government Bond Series, to delay payment seven days if to do otherwise would negatively affect existing shareholders.

Shares redeemed to close an account will earn dividends through the date of redemption. In addition to the redemption proceeds, redeeming shareholders will receive dividends declared but unpaid. If you redeem only a portion of your shares, you will receive all dividends declared and unpaid on all your shares on the next dividend payment date.

Redemption Price

The redemption price of shares redeemed will be their net asset value per share as calculated in the first determination of net asset value after the Trust has received all necessary documents in proper form.

Suspension of Redemption

We may suspend the right of redemption or postpone payment for more than seven days during any of the following:
*The New York Stock Exchange is closed
*The Securities and Exchange Commission determines trading on the Exchange is restricted
*There is an emergency as determined by the commission where it is not reasonably practicable for us to dispose of securities.

*Such other period
as the Commission may by order permit for the protection of the shareholders

Redemption by Trust

If your account balance falls below $100 as a result of shareholder redemption and not simply market valuation change, we may redeem your shares and close out your account. We will give you notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days from the date of the notice to bring the account up to $100 before we take any action.


If you should move to a state where the Trust does not routinely offer its shares for sale or if you should transfer or attempt to transfer any of your shares to another person residing in a state where the Trust does not routinely offer its shares for sale, the Trust reserves the right to involuntarily redeem your shares and close out your account and/or modify your dividend payment option to receive your dividends in cash in lieu of re-investment of said dividends in the Trust.

Redemption In Kind

The Trust does not reserve the right to redeem in kind.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

Transfer and Exchange of Shares

You may transfer your shares to another owner. You may exchange shares between Series offered in your state of residence without a sales charge at the next determination of net asset value; however, the Trust reserves the right to reject any exchange in excess of $50,000 and to modify or terminate the exchange privilege at any time only upon sixty (60) days written notice. An exchange is treated for federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged. No representation is made as to the deductibility of any such loss. The Transfer Agent will provide you with information about the documents required.

Withdrawal Plan

You may withdraw fixed or variable amounts from your account at regular intervals. Once begun, a withdrawal plan may be discontinued at any time without penalty.

Inactive Accounts

If your Account is inactive (i.e., you do not make any deposits or withdrawals) and you have not otherwise communicated with us about your Account for the period provided by law, we will be required to transfer the balance of your Account as "abandoned property" to the appropriate state authority.

DIVIDENDS

Generally, we declare dividends separately for each Series each business day. The Alabama, Kentucky, Mississippi, North Carolina and Tennessee Income Series pay such dividends as of the last business day of each quarter. The Alabama, Kentucky, Mississippi, North Carolina and Tennessee Short-to-Medium Series and the Intermediate Government Bond Series pay such dividends as of the last business day of each month. If no other business day(s) intervenes between a weekend or holiday on which the the Dupree office is closed, then dividends will be paid on the second to last business day of the quarter (Income Series) or month (Short-to-Medium Series and Intermediate Government Bond Series). The Trustees have the authority to change dividend payment dates.

Net investment income consists of all interest income accrued on portfolio securities less all expenses. Capital gains, if any, will normally be distributed between October 31 and January 31 in order to comply with federal income tax regulations. See Statement of Additional Information. Income dividends and capital gains distributions will be paid in additional shares by credit to the shareholder's account or in cash at the shareholder's election. Any such election remains in effect until the Transfer Agent receives notice terminating the election at least three days before the payment date of a dividend or distribution. The available elections are indicated on the new account application form.


FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES

Frequent purchases and redemptions by a shareholder in any Series of the Trust may be disruptive of our efforts to maximize the yield of the Series because it may mean that cash is not invested or that borrowing to pay redemption proceeds may be necessary. Management of the Trust monitors trading practices of shareholders and has not detected patterns of frequent purchases and redemptions. Accordingly, the Trustees have elected not to adopt a policy or procedure to restrict such practices. However, as stated above, we reserve the right to reject any order to purchase shares or to delay payment of redemption proceeds seven days if to do otherwise would negatively affect existing shareholders.

TAXES

Each Series of the Trust has qualified as a "regulated investment company" (RIC) under the Internal Revenue Code. Accordingly, we must distribute at least 90% of our net income earned in any year. Ordinarily, the dividends we pay our shareholders of the municipal bond series will be exempt interest dividends that will be excludable from gross income for federal (including alternative minimum tax) and state income tax purposes. Dividends and distributions paid on the Government Bond Series generally will be subject to federal and state income tax. Distributions of income from investments in non-municipal securities or net short-term capital gains or net long-term capital gains exceeding our capital loss carry forwards (if any) will be taxable as more fully described in the "Statement of Additional Information." Ad valorem taxes may also be imposed in some states.

You should consult your tax adviser about the effects of investments in the Trust and recognize that the tax laws of the several states afford different tax treatment to their residents.

PERFORMANCE CALCULATIONS

All yield figures are based on historical earnings and are not intended to indicate future performance.

Total returns are calculated for specified periods by finding the compounded rate of return that will equal the total amount redeemed at the specified redemption date versus the initial amount invested. Average annual total return calculations consider reinvestment of all dividends and all other distributions less all expenses.

Yield quotations are based on a 30 day period in accordance with S.E.C. computation formulas as more fully described in the Statement of Additional Information.

Taxable equivalent yield is the yield that an investor would have to earn from fully taxable investments, before the investor had paid federal and any applicable state income and ad valorem taxes, in order to equal a tax-free yield.

Fund Performance

The Annual Report of Dupree Mutual Funds contains a discussion and graphs reflecting the performance of its Series during the most recently completed fiscal year. A copy of the Annual Report may be obtained by writing or calling us at the numbers listed on the back cover. Performance may also be judged by comparing the Series' performance to other mutual funds with comparable investment objectives through various mutual fund or market indices or rankings such as those provided by Barrons, Forbes, Fortune, Money Magazine and Morningstar. Periodically, information from these publications may be included in advertisements, sales literature and reports to shareholders.

DISTRIBUTION ARRANGEMENTS

We do not impose any sales loads, including deferred sales loads, front-end sales loads, loads on reinvestments of dividends or other distributions, redemption fees, exchange fees or account fees. Accordingly, there are no arrangements to offer break-points or special arrangements available to any prospective or existing shareholder to reduce or eliminate loads. Our shares are sold directly by the Trust and there are no distribution plans under Rule 12b-1. If you purchase shares through an investment representative, you may have a contractual arrangement with that investment representative to pay certain fees to that representative. Our Web site, located at www.dupree-funds.com also states that we do not charge loads or offer break-points or special arrangements to any prospective or existing shareholder to reduce or eliminate loads.

ALABAMA TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                       For the years ended June 30,
                                                           ----------------------------------------------------
                                                             2005       2004       2003       2002       2001
                                                           --------   --------   --------   --------   --------
Net asset value, beginning of year                         $  11.45   $  11.80   $  11.22   $  10.99   $  10.31
                                                           --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                                        0.48       0.51       0.52        .56       0.56
  Net gains/(losses) on securities, both realized
    and unrealized                                            (0.46)     (0.35)      0.58        .23       0.68
                                                           --------   --------   --------   --------   --------
Total from investment operations                               0.94       0.16       1.10        .79       1.24
Less distributions:
  Distributions from net investment income                    (0.48)     (0.51)     (0.52)     (0.56)     (0.56)
                                                           --------   --------   --------   --------   --------
Net asset value, end of year                               $  11.91   $  11.45   $  11.80   $  11.22   $  10.99
                                                           ========   ========   ========   ========   ========
Total return                                                   8.36%      1.36%      9.98%      7.32%     12.33%
Net assets, end of year (in thousands)                     $  7,800   $  5,273   $  4,615   $  2,404   $  1,297
Ratio of net expenses to average net assets (a)                0.46%      0.40%      0.33%      0.28%      0.21%
Ratio of net investment income to average net assets           4.08%      4.36%      4.46%      4.99%      5.27%
Portfolio turnover                                             3.96%     16.43%      6.24%     18.15%     15.28%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

     Expenses waived by Adviser and custodian and interest expense reductions were:
     .36% and .08% for 2005, .41% and .10% for 2004, .50% and .12% for 2003,
     .53% and .23% for 2002, .80%, .72% for 2001, and 2.76% and 1.35% for 2000,
     respectively.

KENTUCKY TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                                For the years ended June 30,
                                                           -----------------------------------------------------------------
                                                             2005           2004          2003          2002          2001
                                                           ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of year                         $    7.49     $    7.73     $    7.48     $    7.41     $    7.22
                                                           ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income                                         0.32          0.33          0.34          0.36          0.37
  Net gains/(losses) on securities,
    both realized and unrealized                                0.18         (0.24)         0.25          0.07          0.19
                                                           ---------     ---------     ---------     ---------     ---------
Total from investment operations                                0.50          0.09          0.59          0.43          0.56
Less distributions:
  Distributions from net investment income                     (0.32)        (0.33)        (0.34)        (0.36)        (0.37)
                                                           ---------     ---------     ---------     ---------     ---------
Net asset value, end of year                               $    7.67     $    7.49     $    7.73     $    7.48     $    7.41
                                                           =========     =========     =========     =========     =========
Total return                                                    6.79%         1.23%         8.04%         5.93%         7.94%
Net assets, end of year (in thousands)                     $ 683,296     $ 614,357     $ 612,593     $ 535,356     $ 467,236
Ratio of net expenses to average net assets (a)                 0.58%         0.58%         0.58%         0.59%         0.60%
Ratio of net investment income to average net assets            4.20%         4.37%         4.45%         4.84%         5.05%
Portfolio turnover                                             19.38%         7.89%        10.69%         9.99%         9.06%

(a)  Percentages before custodian and interest expense reductions were:

     .60% for 2005, .60% for 2004, .60% for 2003, .61% for 2002, and .62% for
     2001.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request. Selected data for a share outstanding:

                                                                       For the years ended June 30,
                                                           ----------------------------------------------------
                                                             2005       2004       2003       2002       2001
                                                           --------   --------   --------   --------   --------
Net asset value, beginning of year                         $   5.27   $   5.44   $   5.30   $   5.22   $   5.09
                                                           --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                                        0.15       0.16       0.19       0.20       0.23
  Net gains/(losses) on securities,
    both realized and unrealized                               0.01      (0.17)      0.14       0.08       0.13
                                                           --------   --------   --------   --------   --------
Total from investment operations                               0.16      (0.01)      0.33       0.28       0.36
Less distributions:
  Distributions from net investment income                    (0.15)     (0.16)     (0.19)     (0.20)     (0.23)
                                                           --------   --------   --------   --------   --------
Net asset value, end of year                               $   5.28   $   5.27   $   5.44   $   5.30   $   5.22
                                                           ========   ========   ========   ========   ========
Total return                                                   3.11%     (0.19)%     6.23%      5.50%      7.18%
Net assets, end of year (in thousands)                     $ 97,941   $ 97,571   $ 99,529   $ 80,082   $ 55,555
Ratio of net expenses to average net assets (a)                0.69%      0.68%      0.69%      0.69%      0.70%
Ratio of net investment income to average net assets           2.87%      2.98%      3.43%      3.82%      4.42%
Portfolio turnover                                             9.51%     18.63%     22.30%      8.04%     22.40%

(a)  Percentages before custodian and interest expense reductions were:

     .71% for 2005, .72% for 2004, .71% for 2003, .71% for 2002, and .72% for
     2001.

MISSISSIPPI TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                       For the years ended June 30,
                                                           ----------------------------------------------------
                                                             2005       2004       2003       2002       2001
                                                           --------   --------   --------   --------   --------
Net asset value, beginning of year                         $  11.34   $  11.74   $  11.00   $  10.83   $  10.35
                                                           --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                                        0.47       0.48       0.50       0.54       0.55
  Net gains on securities, both realized and unrealized        0.50      (0.40)      0.74       0.17       0.48
                                                           --------   --------   --------   --------   --------
Total from investment operations                               0.97       0.08       1.24       0.71       1.03
Less distributions:
  Distributions from net investment income                    (0.47)     (0.48)     (0.50)     (0.54)     (0.55)
                                                           --------   --------   --------   --------   --------
Net asset value, end of year                               $  11.84   $  11.34   $  11.74   $  11.00   $  10.83
                                                           ========   ========   ========   ========   ========
Total return                                                   8.66%      0.72%     11.53%      6.67%     10.19%
Net assets, end of year (in thousands)                     $  4,786   $  3,146   $  2,728   $  1,829   $    816
Ratio of net expenses to average net assets (a)                0.41%      0.40%      0.33%      0.27%      0.21%
Ratio of net investment income to average net assets           3.99%      4.16%      4.37%      4.87%      5.18%
Portfolio turnover                                             8.91%      0.18%      2.36%      3.40%      0.00%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

     Expenses waived by Adviser and custodian expense reductions were:
     .45% and .12% for 2005, .46% and .17% for 2004, .55% and .20% for 2003,
     .60% and .37% for 2002, and .92% and 1.02% for 2001, respectively.

NORTH CAROLINA TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                       For the years ended June 30,
                                                           ----------------------------------------------------
                                                             2005       2004       2003       2002       2001
                                                           --------   --------   --------   --------   --------
Net asset value, beginning of year                         $  10.78   $  11.12   $  10.68   $  10.63   $  10.21
                                                           --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                                        0.44       0.44       0.47       0.49       0.50
  Net gains/(losses) on securities,
    both realized and unrealized                               0.32      (0.34)      0.44       0.05       0.42
                                                           --------   --------   --------   --------   --------
Total from investment operations                               0.76       0.10       0.91       0.54       0.92
Less distributions:
  Distributions from capital gains                             0.00       0.00       0.00       0.00       0.00
  Distributions from net investment income                    (0.44)     (0.44)     (0.47)     (0.49)     (0.50)
                                                           --------   --------   --------   --------   --------
Net asset value, end of year                               $  11.10   $  10.78   $  11.12   $  10.68   $  10.63
                                                           ========   ========   ========   ========   ========
Total return                                                   7.13%      0.95%      8.70%      5.19%      9.09%
Net assets, end of year (in thousands)                     $ 44,739   $ 38,791   $ 39,668   $ 32,585   $ 25,945
Ratio of net expenses to average net assets (a)                0.69%      0.69%      0.68%      0.57%      0.55%
Ratio of net investment income to average net assets           3.97%      4.05%      4.29%      4.60%      4.71%
Portfolio turnover                                             7.96%     10.51%      7.99%      6.60%     19.71%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

     Expenses waived by Adviser and custodian and interest expense reductions were:

     0% and .03% for 2005, 0% and .03% for 2004, .02% and .03% for 2003, .14%
     and .03% for 2002, and .16% and .03% for 2001, respectively.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                       For the years ended June 30,
                                                           ----------------------------------------------------
                                                             2005       2004       2003       2002       2001
                                                           --------   --------   --------   --------   --------
Net asset value, beginning of year                         $  10.57   $  10.85   $  10.47   $  10.25   $   9.94
                                                           --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                                        0.30       0.32       0.35       0.38       0.40
  Net gains/(losses) on securities,
    both realized and unrealized                               0.03      (0.28)      0.38       0.22       0.31
                                                           --------   --------   --------   --------   --------
Total from investment operations                               0.33       0.04       0.73       0.60       0.71
Less distributions:
  Distributions from net investment income                    (0.30)     (0.32)     (0.35)     (0.38)     (0.40)
                                                           --------   --------   --------   --------   --------
Net asset value, end of year                               $  10.60   $  10.57   $  10.85   $  10.47   $  10.25
                                                           ========   ========   ========   ========   ========
Total return                                                   3.14%      0.33%      7.10%      5.99%      7.24%
Net assets, end of year (in thousands)                     $ 16,829   $ 15,695   $ 13,871   $  9,260   $  4,875
Ratio of net expenses to average net assets (a)                0.56%      0.51%      0.50%      0.48%      0.48%
Ratio of net investment income to average net assets           2.81%      2.94%      3.28%      3.69%      3.93%
Portfolio turnover                                             5.93%      8.37%     19.12%     13.65%      7.29%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

     Expenses waived by Adviser and custodian and interest expense reductions were:

     .21% and .03% for 2005, .25% and .05% for 2004, .26% and .04% for 2003,
     .31% and .07% for 2002, and .30% and .11% for 2001, respectively.

TENNESSEE TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                       For the years ended June 30,
                                                           ----------------------------------------------------
                                                             2005       2004       2003       2002       2001
                                                           --------   --------   --------   --------   --------
Net asset value, beginning of year                         $  10.87   $  11.26   $  10.82   $  10.72   $  10.32
                                                           --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                                        0.43       0.45       0.48       0.52       0.52
  Net gains/(losses) on securities,
    both realized and unrealized                               0.34      (0.39)      0.44       0.10       0.40
                                                           --------   --------   --------   --------   --------
Total from investment operations                               0.77       0.06       0.92       0.62       0.92
Less distributions:
  Distributions from net investment income                    (0.43)     (0.45)     (0.48)     (0.52)     (0.52)
                                                           --------   --------   --------   --------   --------
Net asset value, end of year                               $  11.21   $  10.87   $  11.26   $  10.82   $  10.72
                                                           ========   ========   ========   ========   ========
Total return                                                   7.21%      0.55%      8.65%      5.85%      9.08%
Net assets, end of year (in thousands)                     $ 82,640   $ 70,499   $ 58,816   $ 48,527   $ 45,035
Ratio of net expenses to average net assets (a)                0.67%      0.67%      0.65%      0.54%      0.54%
Ratio of net investment income to average net assets           3.89%      4.05%      4.32%      4.77%      4.90%
Portfolio turnover                                             9.49%     16.11%      8.36%     11.85%     22.31%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

     Expenses waived by Adviser and custodian and interest expense reductions were:

     0% and .02% for 2005, 0% and .03% for 2004, .01% and .02% for 2003, .16%
     and .02% for 2002, and .15% and .02% for 2001, respectively.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                       For the years ended June 30,
                                                           ----------------------------------------------------
                                                             2005       2004       2003       2002       2001
                                                           --------   --------   --------   --------   --------
Net asset value, beginning of year                         $  10.58   $  10.91   $  10.50   $  10.35   $  10.18
                                                           --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                                        0.30       0.32       0.35       0.40       0.42
  Net gains/(losses) on securities,
    both realized and unrealized                               0.02      (0.33)      0.41       0.15       0.17
                                                           --------   --------   --------   --------   --------
Total from investment operations                               0.32      (0.01)      0.76       0.55       0.59
Less distributions:
  Distributions from net investment income                    (0.30)     (0.32)     (0.35)     (0.40)     (0.42)
                                                           --------   --------   --------   --------   --------
Net asset value, end of year                               $  10.60   $  10.58   $  10.91   $  10.50   $  10.35
                                                           ========   ========   ========   ========   ========
Total return                                                   3.05%     (0.07)%     7.37%      5.43%      5.85%
Net assets, end of year (in thousands)                     $ 19,323   $ 20,311   $ 16,000   $ 11,366   $  7,216
Ratio of net expenses to average net assets (a)                0.56%      0.51%      0.50%      0.41%      0.59%
Ratio of net investment income to average net assets           2.81%      2.99%      3.29%      3.84%      4.03%
Portfolio turnover                                            13.91%      5.92%     20.27%    22.10%      48.90%

(a) Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

     Expenses waived by Adviser and custodian and interest expense reductions were:

     .19% and .04% for 2005, .22% and .04% for 2004, .23% and .04% for 2003,
     .35% and .06% for 2002, and .17% and .07% for 2001, respectively.

INTERMEDIATE GOVERNMENT BOND SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:

                                                                       For the years ended June 30,
                                                           ----------------------------------------------------
                                                             2005       2004       2003       2002       2001
                                                           --------   --------   --------   --------   --------
Net asset value, beginning of year                         $   9.94   $  10.35   $  10.07   $   9.83   $   9.43
                                                           --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income                                        0.47       0.52       0.53       0.58       0.64
  Net gains/(losses) on securities,
    both realized and unrealized                               0.13      (0.41)      0.28       0.24       0.40
                                                           --------   --------   --------   --------   --------
Total from investment operations                               0.60       0.11       0.81       0.82       1.04
Less distributions:
  Distributions from net investment income                    (0.47)     (0.52)     (0.53)     (0.58)     (0.64)
                                                           --------   --------   --------   --------   --------
Net asset value, end of year                               $  10.07   $   9.94   $  10.35   $  10.07   $   9.83
                                                           ========   ========   ========   ========   ========
Total return                                                   6.17%      1.09%      8.23%      8.54%     11.29%
Net assets, end of year (in thousands)                     $ 22,369   $ 18,075   $ 18,758   $ 13,412   $ 11,057
Ratio of net expenses to average net assets (a)                0.44%      0.45%      0.45%      0.48%      0.42%
Ratio of net investment income to average net assets           4.68%      5.12%      5.19%      5.81%      6.56%
Portfolio turnover                                            28.88%     42.35%     53.62%     75.15%     24.94%

(a)  Percentages before custodian and interest expense reductions were:

     .48% for 2005, .48% for 2004, .48% for 2003, .52% for 2002, and .46% for
     2001.

Privacy Policy

     Dupree Mutual Funds is committed to preserving the security and confidentiality of your personal information. Your customer records are maintained exclusively by our transfer agent, Dupree & Company, an affiliated company of Dupree Mutual Funds that services your account and keeps your personal information private. We understand how important privacy is to our customers, and therefore we do not sell or barter any part of your personal information or our own mailing lists to any person or organization.

     We are providing this notice to help explain to you the policies Dupree Mutual Funds and Dupree & Company have adopted to collect, use, and protect your private personal financial information. Our policies with respect to safeguarding this information extend to all current, prospective, or former customers. Therefore, even if you decide not to open an account with us or decide to close your account, we will continue to follow our privacy policies and practices with respect to any nonpublic financial information we may have received about you.

     Information We May Collect
     From time to time, we may collect personal information about customers or potential customers if you have inquired about or opened an account with us, made transactions in your account, or requested customer services or financial products from us. The information we collect about you and your account may be received from one or more of the following sources:
     . Information you provide to us on applications and forms, over the telephone, through regular or electronic mail, or during in-person consultations;
     . Information about your transaction history with us (such as your purchases, sales, or account balances) that we have obtained through processing your customer requests or providing other account services;
     . Information we receive about you (such as personal identification information) from consumer or credit reporting agencies or databases.

     How Your Information Is Used
     Your personal financial information is used to provide you with products and services you request, to help us service your account and send you account statements, reports, and the like, and to advise you of additional products and services we offer which may interest you. Your personal information is never used to market any financial products or services to you, other than the financial services we offer to you as our customer or make available to you in connection with your account. Every person who has access to your personal information in order to service your account, exchange or transfer shares, or perform other services you may request is under a duty to protect the confidentiality of your personal information. Further, your personal information is protected by physical, electronic and procedural safeguards to ensure that unauthorized persons cannot gain access to your customer record or other nonpublic financial information.

     Disclosure of Your Information
     We do not disclose your nonpublic personal information to anyone, except as we are permitted or required by law to do. For example, we use independent service providers to create microfilm records or to print or mail account statements and other materials that you request. To protect your privacy, our service providers are subject to strict confidentiality requirements and agreements to protect your personal information and to use it only to perform the services for which we hired them.

     Changes in Our Privacy Policy
     We periodically review our policies, procedures, and service agreements and may, from time to time, amend them. In the event we need to amend our Privacy Policy, we will nevertheless continue to maintain the security and confidentiality of your personal information and will notify you of any changes before they become effective. If you have any questions regarding our privacy policy, you may contact a customer service representative for further information.

HOW TO REACH US

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, KY  40588-1149

PHONE
(859) 254-7741
(800) 866-0614

ONLINE
WEB SITE:  www.dupree-funds.com
E-MAIL:  inquiry@dupree-funds.com
E-MAIL:  shareholders@dupree-funds.com

CAROLINA FINANCIAL INVESTMENTS
P.O. BOX 1466
BREVARD, NC  28712

PHONE
(828) 862-8100
(800) 284-2562

ONLINE
WEB SITE:  www.dupree-funds.com
E-MAIL:  cfinvest@citcom.net

INVESTMENT ADVISER
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Dupree & Company, Inc.
P.O. Box 1149
Lexington, Kentucky 40588-1149

CUSTODIAN
U.S. Bank
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, Ohio  45201-6118

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, OH  45202


LEGAL COUNSEL
Darsie & Elste
P.O. Box 28
Versailles, KY 40383

Additional information about the Trust's investments is available in the Trust's annual and semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year. A statement containing additional information about the Trust, Dated November 1, 2005 (the `Statement of Additional Information'), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing or calling us at the address or phone number listed above. The Statement of Additional Information and other information and reports are available on our Internet Site, www.dupree-funds.com or by e-mail request to inquiry@dupree-funds.com. The Statement of Additional Information is incorporated by reference into this Prospectus.

To request other information free of charge including the Statement of Additional Information, Annual and Semi-Annual reports and to make shareholder inquiries, phone us at 1-800-866-0614. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year.

Information about the Trust may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of the information may be obtained upon payment of the duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102


DUPREE MUTUAL FUNDS
A No-Load Fund
Prospectus, November 1, 2005

                                               Investment Co. Act File #811-2918

DUPREE MUTUAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

NOVEMBER 1, 2005

                               DUPREE MUTUAL FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 2005

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY....................................   1

INVESTMENT OBJECTIVES AND POLICIES.................................   1
  Portfolio Turnover...............................................   3
  Investment Restrictions..........................................   5

NON-FUNDAMENTAL RESTRICTIONS.......................................   8

DISCLOSURE OF PORTFOLIO HOLDINGS...................................   8

INVESTMENT ADVISER AND OTHER SERVICES..............................   9
  (See "Management of the Trust" in Prospectus)

OFFICERS AND TRUSTEES..............................................  16
  (See "Management of the Trust" in Prospectus)

PORTFOLIO TRANSACTIONS.............................................  19

SHARES OF BENEFICIAL INTEREST......................................  20
  (See "Organization of the Trust" in Prospectus)

HOW TO PURCHASE SHARES.............................................  22
  (See "Buying Shares" in Prospectus)

HOW TO REDEEM SHARES...............................................  24
  (See "Selling Shares" in Prospectus)

HOW WE COMPUTE OUR YIELDS..........................................  24

TAX INFORMATION....................................................  33
  (See "Dividends" and "Taxes" in Prospectus)

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Trust's Prospectus dated November 1, 2005. A Prospectus may be obtained, without charge, by calling or writing the Trust as listed on the back cover. The Trust's most recent Annual and Semi-Annual Reports may also be obtained, without charge, by calling 800 866 0614 or writing the Trust at P.O. Box 1149 Lexington, KY 40588.The Trust's Annual Report is hereby incorporated by reference into this Statement of Additional Information.

                        GENERAL INFORMATION AND HISTORY

Dupree Mutual Funds is a no-load mutual fund that offers shares in separate investment Series to the public. We have been in continuous operation since 1979, first as the Kentucky Tax-Free Income Fund, Inc. and in our current form since 1987. We were organized as a Kentucky Business Trust on July 1, 1987, as the successor to the fund organized in 1979. We currently offer no-load mutual fund shares in nine series that invest in professionally managed bond portfolios. Our Investment Adviser for each series of shares is Dupree & Company, Inc. Dupree & Company is a Lexington, Kentucky firm with more than 50 years experience in managing, underwriting and trading Kentucky municipal securities.

                       INVESTMENT OBJECTIVES AND POLICIES


As stated in our Prospectus, our investment objective for each of our nine Series is to realize the highest level of income available, as determined by a shareholder's state of residence, without undue risk to principal. Eight of the nine Series we offer invest in professionally managed bond portfolios consisting of municipal securities issued in a single state. These Series (with only minor exceptions) invest in municipal securities from Alabama, Kentucky, Mississippi, North Carolina or Tennessee in order to provide interest income exempt from federal income tax (including alternative minimum tax) and in certain states in which we offer shares are offered, from state income tax as well. Investors should consult our Prospectus for a description of the investment objectives of each series and the manner in which each series seeks to achieve its objectives.


We have established a number of investment policies and restrictions to help ensure that the investments of each Series are consistent with its investment goals. Certain of these policies are deemed "fundamental", meaning that they are subject to change only upon approval by the holders of a majority of shares of the affected Series. "Non-fundamental policies" may be changed without a vote of the shareholders. The fundamental policies of each of the Series are set forth below and in the "Investment Restrictions" section that follows. As used in the Prospectus and this Statement of Additional Information, with respect to any matter requiring shareholder approval, whether it be shareholder approval within an affected series or the shareholders of the Trust, the phrase "majority of our shares" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding shares of the affected Series are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the affected Series, whichever is less.


                         Alabama Tax-Free Income Series
                         Kentucky Tax-Free Income Series
                    Kentucky Tax-Free Short-to-Medium Series
                       Mississippi Tax-Free Income Series
                      North Carolina Tax-Free Income Series
                 North Carolina Tax-Free Short-to-Medium Series
                        Tennessee Tax-Free Income Series
                    Tennessee Tax-Free Short-to Medium Series

As stated in our Prospectus, the investment objective for our eight municipal bond series is to realize the highest level of tax-exempt income available, as determined by a shareholder's state of residence, without undue risk to principal. In general, interest income derived from municipal securities is exempt from federal income tax (including alternative minimum tax) and, for residents of the states in which we offer shares, from state income tax as well. Accordingly, as a matter of fundamental policy, these Series invest in tax-exempt issues from a single state, one of either Alabama, Kentucky, Mississippi, North Carolina or Tennessee, in order to maximize the tax exemption available to shareholders in certain states where our shares are offered. The only exception to this policy is that, when abnormal market conditions warrant doing so, we may from time to time invest in taxable securities on a temporary basis. Investors should consult our Prospectus and the "Tax Information" section that follows for a more complete discussion of the tax consequences of these investment policies. The Kentucky Tax-Free Income Series and the Tennessee Tax-Free Income Series maintain diversified portfolios, while the Alabama Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, the Mississippi Tax-Free Income Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, and the Tennessee Tax-Free Short-to-Medium Series maintain non-diversified portfolios.


At least 80% of the Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities we purchase must be municipal bonds within the four highest grades assigned by a recognized rating agency at the time of purchase; or municipal notes rated at the time of purchase within the three highest grades assigned by a recognized rating service or Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal bonds and notes not rated within the grades specified above, but secured by the full faith and credit of the United States government. A description of the general characteristics of the municipal securities qualifying for ratings specified above follows.

No more than 20% of the value of our total assets in each of the Alabama Series, the Kentucky Series, the Mississippi Series, the North Carolina Series or the Tennessee Series will be invested in securities which are not rated, but which, in the opinion of our Investment Adviser, would have been rated at the grades indicated above if the issuers had sought a rating at the time of issuance. Issuers do not always secure ratings for reasons of cost, or when ratings are not needed to effectuate the sale.

The ratings described below reflect the opinions of the issuing rating service as to the quality of the municipal securities they undertake to rate. As such, the ratings represent broad guidelines rather than absolute standards of quality. You should also bear in mind that rating agencies usually rate an issue of municipal securities at the time it is first offered to the public, and once issued, a rating is seldom updated unless and until the municipal issuer makes a further offering of its securities. Our Investment Adviser will make its own evaluation of each security it selects for our portfolios and will continue to evaluate each portfolio security so long as we hold it.


Ratings of Municipal Notes and Bonds

Rating agencies denote quality ratings in descending alphabetic order with the highest quality securities having a rating of three A's ("AAA"). Securities AAA rated are considered the highest quality; securities rated with two A's ("AA") denote high quality with some elements that would make long-term risks appear somewhat larger; and securities rated with a single A ("A") are regarded as a safe upper medium grade investment grade obligations. Three B's ("BBB") or a combination of a B and two A's ("Baa") are considered medium grade neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over a great length of time. Some rating agencies may denote ratings on notes in a numeric order with a one ("1") being the best quality, two ("2") representing high quality with margins of protection ample, although not so large as in the preceding group, and a three ("3") representing favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.


Municipal Securities

Municipal securities are obligations issued by the states, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is generally exempt from federal and state income taxes and, in Tennessee, the Hall tax for residents of the states which issue the securities.

Municipal bonds are issued for various public purposes including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal and state income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are five general types of municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge or highway tolls, parking fees, sports event gate receipts, etc. Although municipal authorities issue industrial building revenue bonds, revenues derived from a lease rental contract with a non-governmental user secure them. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Improvement assessment bonds are obligations secured by a special assessment (e.g. a sewer charge) that the governmental issuer imposes on each owner of property benefited by the improvement (e.g. a sanitary sewer project). The assessments are similar to taxes and have a priority that is similar to a tax lien. Refunded or defeased bonds are secured by an escrow fund which, usually, is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security.


Because of constitutional limitations, the Commonwealth of Kentucky cannot enter into a financial obligation of more than two years' duration. Municipal issuers within the Commonwealth cannot enter into a financial obligation of more than one year's duration. As a consequence, the payment and security arrangements applicable to Kentucky revenue bonds differ significantly from those generally applicable to municipal revenue bonds in other states. Many city and county construction projects are financed through bonds that are nominally issued in the name of a public corporation that holds title to the project and leases the project back to the city or county on a year-to-year renewable basis. In this situation, the rent that the nominal issuer receives from the actual user of the property financed by the bonds is the only source of any security for the payment of the bonds, so that a failure by the user to renew the lease in any year will put the bonds into default.


At times, we may purchase municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals that could lead to future regulation of these securities by the Commission.

Intermediate Government Bond Series

As stated in our Prospectus, our investment objective for this Series is to realize the highest level of income available without undue risk to principal by investing in a portfolio consisting of: 1) bonds issued by the U.S. Government such as U.S. Treasury Notes and Bills; 2) bonds issued by agencies or instrumentalities of the U.S. Government such as obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank; 3) bank accounts fully insured by the FDIC or collateralized by federal government or federal agency bonds; and 4) repurchase agreements fully collateralized by issues of the U.S. Government or its agencies. The Intermediate Government Bond Series will maintain a non-diversified portfolio as described in our Prospectus and in the "Investment Restrictions" section below.

                               PORTFOLIO TURNOVER

Portfolio turnover is defined to be the lesser of purchases or sales divided by the average monthly value of the portfolio. The portfolio turnover rate is expressed as a percentage ratio calculated by taking the lesser of sales or purchases of securities as the numerator and dividing by the average monthly value of the entire portfolio, excluding short-term investments from both the numerator and denominator. Portfolio turnover for each of the series offered will vary depending on a number of factors, including net capital flows into or out of each series, our investment strategy, and market conditions.

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Portfolio turnover rate may influence a Series' yield under certain conditions.
In periods of declining interest rates, the Series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the Series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Series from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Series' portfolio, thereby reducing the current yield of the Series. In periods of rising interest rates, the opposite can be true.


Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
Mississippi Tax-Free Income Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series


We do not intend to purchase Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities for short-term profits. Securities will be purchased and sold in response to our management's evaluation of the issuer's ability to meet its debt obligations in the future. However, a security purchased at any earlier date may be sold in anticipation of a market decline (a rise in interest rates), and a security purchased in anticipation of a market rise (a decline in interest rates) may be sold at any later date. In addition, a security may be sold and another purchased when, in the opinion of our management, a favorable yield spread exists between those particular issuers or in different market sectors. Finally, in order to obtain an immediate yield on the cash proceeds from the sale of our shares pending the selection and availability of a more permanent investment, we may temporarily acquire Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities under informal repurchase arrangements with a bank. Typically, under these arrangements, we would resell such securities to the bank, and the bank would repurchase them from us, within a short period of time, usually not more than seven days.


Based on current trends, we expect portfolio turnover in the coming year to be similar to that of the past year for all Series. At this time, we do not anticipate any change in the investment strategy that would significantly impact portfolio turnover rate and therefore we expect that the turnover rate for the coming year will be influenced mainly by the net growth of each Series and by market conditions.

For the fiscal year ended June 30, 2005, the portfolio turnover rate for the Alabama Tax-Free Income Series was approximately 3.96%, as compared with a rate of 16.43% for the fiscal year ended June 30, 2004. Fiscal 2004-2005 was a year of relatively stable turnover. Based on current trends, Dupree & Company, Inc. expects the 2005-2006 portfolio turnover to be similar to the 2004-2005 portfolio turnover rate.

For the fiscal year ended June 30, 2005, the portfolio turnover rate for the Kentucky Tax-Free Income Series was approximately 19.38%, as compared with a rate of approximately 7.89% for the fiscal year ended June 30, 2004. Fiscal Year 2004-2005 was a year of somewhat increased turnover due to calls and maturities of older bonds in the portfolio. Based on current trends, Dupree & Company, Inc. expects the 2005-2006 portfolio turnover to be similar to the 2004-2005 portfolio turnover rate.

For the fiscal year ended June 30, 2005, the portfolio turnover rate for the Kentucky Tax-Free Short-to-Medium Series was approximately 9.51%, as compared with a rate of approximately 18.63% for the fiscal year ended June 30, 2004. Based on current trends, Dupree & Company, Inc. expects the 2005-2006 portfolio turnover to be similar to the 2004-2005 portfolio turnover rate.

For the fiscal year ended June 30, 2005, the portfolio turnover rate for the Mississippi Tax-Free Income Series was approximately 8.91% as compared with a rate of approximately .18% for the fiscal year ended June 30, 2004. Fiscal Year 2004-2005 was a year of higher turnover than the previous year due to an influx of new shareholders. Based on current trends, Dupree & Company, Inc. expects the 2005-2006 portfolio turnover to be similar to the 2004-2005 portfolio turnover rate.

For the fiscal year ended June 30, 2005, the portfolio turnover rate for the North Carolina Tax-Free Income Series was approximately 7.96% as compared with a rate of approximately 10.51% for the fiscal year ended June 30, 2004. Based on current trends, Dupree & Company, Inc. expects the 2005-2006 portfolio turnover to be similar to the 2004-2005 portfolio turnover rate.

For the fiscal year ended June 30, 2005, the portfolio turnover rate for the North Carolina Tax-Free Short-to-Medium Series was approximately 5.93% as compared with a rate of approximately 8.37% for fiscal year ended June 30, 2004. Based on current trends, Dupree & Company, Inc. expects the 2005-2006 portfolio turnover to be similar to the 2004-2005 portfolio turnover rate.

For the fiscal year ended June 30, 2005, the portfolio turnover rate for the Tennessee Tax-Free Income Series was approximately 9.49% as compared with a rate of approximately 16.11% for the fiscal year ended June 30, 2004. Based on current trends, Dupree & Company, Inc. expects the 2005-2006 portfolio turnover to be similar to the 2004-2005 portfolio turnover rate.

For the fiscal year ended June 30, 2005, the portfolio turnover rate for the Tennessee Tax-Free Short-to-Medium Series was approximately 13.91%, as compared with a rate of approximately 5.92% for the fiscal year ended June 30, 2004 due to maturities and calls of older bonds in the portfolio. Based on current trends, Dupree & Company, Inc. expects the 2005-2006 portfolio turnover to be similar to the 2004-2005 portfolio turnover rate.

Intermediate Government Bond Series

For the fiscal year ended June 30, 2005, the portfolio turnover rate was approximately 28.88% as compared with a rate of approximately 42.35% for the fiscal year ended June 30, 2004. Based on current trends, Dupree & Company, Inc. expects the 2005-2006 portfolio turnover to be similar to the 2004-2005 portfolio turnover rate.


                            INVESTMENT RESTRICTIONS

We have adopted certain investment restrictions that may not be changed without the approval of the holders of a majority of the shares representing the affected Series. Under these restrictions, we may not take any of the following actions with respect to each Series:

Kentucky and Tennessee Tax-Free Income Series

1. With respect to 75% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky and Tennessee, each political subdivision of each state, and each district, authority, agency or instrumentality of each state or any of either states' political subdivisions, will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven business days if, as a result more than 10% of the value of our net assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.   Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.  Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets, another investment company.

13.  Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.  Write or invest in put or call options, or any combination thereof.

16.  Issue senior securities.

Alabama, Kentucky, Mississippi, North Carolina and Tennessee Tax-Free Short-to-Medium Series, and North Carolina Tax-Free Income Series

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.   Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.  Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.  Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short-term credit as may be necessary for the clearance of securities purchases.

15.  Write or invest in put or call options, or any combination thereof.

16.  Issue senior securities.

Intermediate Government Bond Series

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank or brokerage firm).

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of United States Government securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing securities or other securities secured by real estate or interest in real estate.

8.   Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. The limitation does not apply to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.  Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except money market mutual funds with the same investment objective of the series or where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.  Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short-term credit as may be necessary for the clearance of securities purchases.

15.  Write or invest in put or call options or any combination thereof.

16.  Issue senior securities.

                          NON-FUNDAMENTAL RESTRICTIONS

None of the single state Series will invest in certificates of deposit or banker's acceptances.

In accord with the requirements of the Texas securities laws, the Trust will not invest in real estate limited partnerships, or in oil, gas and other mineral leases, or invest more than 15% of average net assets of any series in investments which are not readily marketable as defined by Texas securities regulations.

These restrictions are "non-fundamental" investment policies of the affected series. As such, they may be changed by the Board of Trustees and do not require a vote of shareholders of the affected Series.

                        DISCLOSURE OF PORTFOLIO HOLDINGS


The Trust regularly discloses its portfolio securities in its Semi-Annual and Annual Reports, its Statement of Additional Information, its semi-annual filings on Form N-CSR and its quarterly filings on Form N-Q filed with the Securities and Exchange Commission. The Statement of Additional Information and the Forms N-CSR and N-Q may be accessed on the EDGAR database through the Securities and Exchange Commission Internet site at http://www.sec.gov. The Trust's portfolio securities are not listed on the Trust's Web Site. When and if requested by various publications or evaluation services such as Standard & Poors', Thomson Financial Services, Morningstar or Lipper or upon request of a shareholder or prospective shareholder, the Trust will disclose a then current listing of portfolio securities. The Trust does not differentiate among categories of persons who may wish to receive a listing of portfolio securities, and imposes no conditions upon use of the information. The Trust's President or a Vice President is authorized to provide a listing of portfolio securities as of dates which differ from the dates utilized to prepare routine reports and filings. The Trust has no

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ongoing arrangements with any person or entity to make available information about the Trust's portfolio securities. The Officers of the Trust report to the Board of Trustees any requests for portfolio securities listings that are not already publicly available. Neither the Trust nor the Investment Adviser receives compensation for providing the listings of portfolio securities.

                     INVESTMENT ADVISER AND OTHER SERVICES

As stated in the Prospectus, our investment activities are managed by Dupree & Company, Inc. Thomas P. Dupree, Sr., is President and Chairman of the Board. He and his wife, Clara, are the sole owners of the stock of Dupree & Company, Inc. Thomas P. Dupree, Sr. also serves as our President. Michelle M. Dragoo is Vice President, Secretary and Treasurer of Dupree & Company, Inc. and also holds the same offices with us. Allen E. Grimes, III is Vice President and General Counsel of Dupree & Company, Inc. and serves as our Executive Vice President. Alison L. Arnold is Assistant Secretary of the Trust.

INVESTMENT ADVISORY AGREEMENTS

Dupree & Company, Inc. serves as the Investment Adviser for each of our nine Series pursuant to separate Investment Advisory Agreements with each Series. The agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series are each dated November 1, 2002. Each agreement will continue in effect until October 31, 2006. The agreement for the Intermediate Government Bond Series is dated November 1, 1997, and will continue in effect until October 31, 2006. Each agreement may be continued from year to year if such continuation is specifically approved at least annually by our Board of Trustees at a meeting called for that purpose, or by a separate vote of the holders of a majority of each series' shares, and, in either case, also by vote of a majority of our Trustees. The Agreements are subject to termination by either party without penalty on 60 days written notice to the other and terminate automatically in the event of assignment. Dupree & Company, Inc. had served as the Investment Adviser to Kentucky Tax-Free Income Fund, Inc. from our inception through October 31, 1986, when Dupree Investment Advisers, Inc. a subsidiary of Dupree & Company, Inc., began serving as the Investment Adviser. In 1997 the two Dupree firms reorganized and the parent firm, Dupree & Company, Inc. once again became the Investment Adviser without any change in personnel or services.


Pursuant to the Agreements, Dupree & Company, Inc. provides us with investment supervisory services, office space and facilities, and corporate administration. Specifically, Dupree & Company, Inc. has undertaken to obtain and evaluate relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities; to formulate a continuing program for the management of our assets in a manner consistent with our investment objectives; and to implement this program by selecting the securities to be purchased or sold by us and placing orders for such purchases and sales. In addition, Dupree & Company, Inc. provides for our office needs, maintains our books and records, assumes and pays all sales and promotional expenses incurred in the distribution of our shares out of its own resources without reimbursement from the Trust, staffs us with persons competent to perform all of our executive and administrative functions, supervises and coordinates the activities of our institutional and other agents (e.g., custodian, transfer agent, independent accountants, outside legal counsel), and permits its officers and employees to serve us as trustees and officers, all without additional cost to us. Dupree & Company, Inc. may contract with commercial banks or other entities to assist in the provision of shareholder services.

Under the Agreements for each of the Series, neither Dupree & Company, Inc. nor any of its directors, officers or employees performing executive or administrative functions for us will be liable to us for any error of judgment, mistake of law or other act or omission in connection with a matter to which the Agreements relate, unless such error, mistake, act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or otherwise constitutes a breach of fiduciary duty involving personal misconduct.


Under the terms of the Agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each series determined separately; and .35 of 1% of the average daily net assets in

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excess of $500,000,000. For the Government Bond Series, we have agreed to pay to
Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1%. The fees are payable to Dupree & Company, Inc. in monthly installments. Dupree & Company, Inc. has reserved the right to voluntarily subsidize any Series of the Trust at its sole option. During the past three fiscal years the following fees have been paid the Investment Adviser and the following reimbursements have been received from the Investment Adviser, who will not seek to recover any fees waived or reimbursements.

                                                Year Ended   Year Ended  Year Ended
                                                  6-30-05      6-30-04     6-30-03
Alabama Tax-Free Income Series
  Fees                                          $    33,533  $   25,461  $    20,521
  Reimbursements                                     20,740      23,847       20,794
Kentucky Tax-Free Income Series
  Fees                                            2,672,950   2,534,221    2,410,639
  Reimbursements                                        -0-         -0-          -0-
Kentucky Tax-Free Short-to-Medium Series
  Fees                                              501,551     510,792      455,861
  Reimbursements                                        -0-         -0-          -0-
Mississippi Tax-Free Income Series
  Fees                                               20,114      14,648       11,797
  Reimbursements                                     18,168      13,509       13,102
North Carolina Tax-Free Income Series
  Fees                                              207,058     195,819      180,818
  Reimbursements                                        -0-         -0-        7,901
North Carolina Tax-Free Short-to-Medium Series
  Fees                                               84,591      77,222       53,255
  Reimbursements                                     35,439      38,376       27,908
Tennessee Tax-Free Income Series
  Fees                                              390,998     331,799      273,337
  Reimbursements                                        -0-         -0-        8,429
Tennessee Tax-Free Short-to-Medium Series
  Fees                                              100,697      89,209       67,231
  Reimbursements                                     38,300      40,117       31,298
Intermediate Government Bond Series
  Fees                                               42,115      36,934       29,387
  Reimbursements                                        -0-         -0-          -0-

Board of Trustees Approval of Existing Advisory Agreements

     Dupree Mutual Fund's Board of Trustees is responsible for overseeing the Trust's corporate policies and adhering to fiduciary standards under the Investment Company Act of 1940 ("1940 Act"). The Trustees are responsible for the annual renewal of the Trust's investment advisory agreements with each series of the Trust. Under the Investment Advisory Agreements, Dupree & Company, Inc. assumes responsibility for providing investment advisory and other services.

     In considering whether to renew the Investment Advisory Agreements, the Trustees, at their meeting of October 25, 2005 meeting, reviewed the following factors with respect to each Series: (1) the nature, extent and quality of services provided by Dupree & Company to each Series; (2) the investment performance of each Series; (3) the costs of the services provided to each Series and the profits realized or to be realized by Dupree & Company from its relationship with the Trust; (4) the extent to which economies of scale have been realized as each Series grows; (5) whether the level of fees reflects those economies of scale for the benefit of Series investors; (6) comparisons of services and fees with contracts entered into by Dupree & Company with other clients; and (7) other benefits derived or anticipated to be derived by Dupree & Company from its relationship with the Trust.

     Set forth below are the general factors the Trustees considered for all of the Series, followed by an outline of the selected specific factors the Trustees considered for each particular Series.

Nature, Extent and Quality of Services

     Pursuant to each agreement, the Investment Adviser provides investment supervisory services, office space and facilities and corporate administration. Specifically, the Investment Adviser obtains and evaluates relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities to formulate a continuing program for the management of each Series' assets in a manner consistent with the series' investment objectives' and to implement this program by selecting the securities to be purchased or sold by the Series and placing orders for such purchases and sales. In addition, the Investment Adviser provides for the Series' office needs, maintains each Series' books and records, assumes and pays all sales and promotional expenses incurred in the distribution of each Series' shares, staffs the Series with persons competent to perform all of its executive and administrative functions, supervises and coordinates the activities of the Trust's institutional and other agents (e.g. custodian, transfer agent, independent accounts, independent legal counsel), and permits its officers and employees to serve as officers of the Trust, all without additional cost to the Trust.

     The Trustees considered that the Investment Adviser is an experienced investment adviser whose investment professionals have managed the several series of the Trust since their inception. The Investment Adviser's personnel provide active and extensive monitoring of the investment portfolios daily and report on the investment performance of the Series to the Trustees at their scheduled quarterly meetings. The Trustees considered that the Investment Adviser has carried out these responsibilities in a professional manner over the years.

     The Trustees considered, among other things, the performance of each of the Series, as discussed below.

Performance

     The Trustees considered the performance of each Series during historical and recent periods and compared to (i) standardized industry performance data,
(ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

     The Trustees considered the comparative performance and expense data for each Series prepared by an independent third party, Morningstar, Inc., for 1, 3 and 12 months and annualized for 3, 5 and 10 years as compared with other single state funds or government bond funds. For the most part, the Series' returns over the periods reviewed have been very close to the series' benchmarks. For additional detail about the considerations for each Trust Series, see Account-by-Account synopsis below.

Cost and Profitability

     The Trustees reviewed the audited (year ended December 31, 2004) and unaudited financial statements (nine months ended September 30, 2005) of Dupree & Company, Inc; statements of Dupree & Company Inc.'s revenues and costs of and profits from furnishing services to each Series (twelve months ended June 30, 2005). The Investment Adviser's revenues and costs of and profits from furnishing services to each Series are allocated to each Series according to each Series' identifiable costs and according to the size of the Series in relation to the total size of the Trust. The Trustees considered the Investment advisory fees paid to the Investment Adviser, expressed in dollar terms and as a percentage of assets under management. The Trustees considered and reviewed information concerning the costs incurred and profits derived by Dupree & Co. for services rendered in its capacity as Investment Adviser to each Series since the inception of each Series. The Trustees determined that the profits earned were reasonable in light of the advisory, administrative and other services provided to each Series and the historic subsidization provided by Dupree & Co. to the several Series.

Fees Charged by Other Advisers

     The Trustees considered information regarding fees paid to other advisers for managing similar investment portfolios. The Trustees received comparative fee information for comparable peer group funds prepared by Morningstar. The Trustees considered that the proposed advisory fees to be paid to the Investment Adviser for its services to each Series are comparable to the advisory fees charged to other similar portfolios.

Economies of Scale

     In addition to considering that the Investment Adviser's fees are comparable to fees charged to other similar portfolios, the Trustees also considered that economies of scale are integrated into the expense formulation. Accordingly, as assets increase, the Investment Adviser's fees decrease on a percentage basis.

Fee Comparison with Other Clients

     The only Investment Company served by the Investment Adviser is the Trust. The Investment Adviser also provides advice to three institutional clients. These institutional clients are not investment companies and do not have the same business, shareholder, regulatory or governance requirements. Therefore, these clients are not directly comparable.

Other Benefits

     The Trustees considered that the Investment Adviser derives a financial benefit from its advisory relationship with the Trust. The sole benefit that accrues to the Investment Adviser is an increase in total fees received as each Series increases in net asset size. The benefit to the shareholders of each Series is that the Investment Adviser's fees decrease on a percentage basis as total net assets under management increase. Dupree & Company, Inc. reported no other indirect benefits attributable to management of the Series, including, but not limited to, soft dollar arrangements.

Series-by-Series Factors

Alabama Tax-Free Income Series

     . For the Fiscal Year ending June 30, 2005, the Investment Adviser processed 18 portfolio purchase transactions and 9 portfolio sale transactions

     . As of June 30, 2005 the five year growth of $10,000 (since inception 1/3/00) invested in the Series was $15,068 as compared to the Lehman Brothers 10 year and 20 year Municipal Bond Indices of $14,117 and $15,303 respectively

     . As of August 31, 2005 the Series received an overall Morningstar Rating of five stars. The Series has maintained an overall Morningstar rating of five stars since its inception on January 3, 2000.

     . As of August 31, 2005 the Series Expense Ratio was .54 (after waiver of fees), the lowest of 8 funds compared by Morningstar

Kentucky Tax-Free Income Series

     . For the Fiscal Year ending June 30, 2005, the Investment Adviser processed 41 portfolio purchase transactions and 49 portfolio sale transactions

     . As of June 30, 2005 the ten year growth of $10,000 invested in the Series was $17,088 as compared to the Lehman Brothers 10 year Bond Index of $17,966

     . As of August 31, 2005 the Series received an overall Morningstar Rating of five stars.

     . As of August 31, 2005 the Series Expense Ratio was .60, the second lowest of 19 funds compared by Morningstar. The fund having the lowest expense ratio also required a trust fee

Kentucky Tax-Free Short-to-Medium Series

     . For the Fiscal Year ending June 30, 2005, the Investment Adviser processed 9 portfolio purchase transactions and 10 portfolio sale transactions

     . As of June 30, 2005 the ten year growth of $10,000 invested in the Series was $14,856 as compared to the Lehman Brothers 3 year Bond Index of $15,541

     . As of August 31, 2005 the Series received an overall Morningstar Rating of three stars

     . As of August 31, 2005 the Series Expense Ratio was .71, tied with the sixth lowest of 19 funds compared by Morningstar. The fund having the lowest expense ratio also required a trust fee

Mississippi Tax-Free Income Series

     . For the Fiscal Year ending June 30, 2005, the Investment Adviser processed 13 portfolio purchase transactions and 23 portfolio sale transactions

     . As of June 30, 2005 the five year growth of $10,000 (since inception 1/3/00) invested in the Series was $15,217 as compared to the Lehman Brothers 10 year and 20 Year Bond Indices of $14,117 and $15,303 respectively.

     . As of August 31, 2005 the Series received an overall Morningstar Rating of five stars

     . As of August 31, 2005 the Series Expense Ratio was .53 (after waiver of fees) was the lowest of 5 funds compared by Morningstar

North Carolina Tax-Free Income Series

     . For the Fiscal Year ending June 30, 2005, the Investment Adviser processed 9 portfolio purchase transactions and 23 portfolio sale transactions

     .    As of June 30, 2005 the ten year growth of $10,000 (since November 16,
          1995) invested in the Series was $17,278 as compared to the Lehman Brothers 10 year and 20 Year Bond Indices of $18,250 and $20,153 respectively.

     . As of August 31, 2005 the Series received an overall Morningstar Rating of five stars

     . As of August 31, 2005 the Series Expense Ratio was .72, the fifth lowest of 27 funds compared by Morningstar

North Carolina Tax-Free Short-to-Medium Series

     . For the Fiscal Year ending June 30, 2005, the Investment Adviser processed 6 portfolio purchase transactions and 7 portfolio sale transactions

     . As of August 31, 2005 the ten year growth of $10,000 (since November 16, 1995) was $15,006 as compared to the Lehman Brothers Three Year Bond Index of $14,834.

     . As of August 31, 2005 the Series received an overall Morningstar Rating of four stars

     . As of August 31, 2005 the Series Expense Ratio was .59 (after waiver of fees), the third lowest of 27 funds compared by Morningstar

Tennessee Tax-Free Income Series

     . For the Fiscal Year ending June 30, 2005, the Investment Adviser processed 17 portfolio purchase transactions and 41 portfolio sale transactions

     . As of August 31, 2005 the ten year growth of $10,000 was $17,950 as compared to the Lehman Brothers 10 Year and 20 Year Bond Indices of $17,966 and $19,314 respectively.

     . As of August 31, 2005 the Series received an overall Morningstar Rating of five stars

     . As of August 31, 2005 the Series Expense Ratio was .69, the fifth lowest of 21 funds compared by Morningstar

Tennessee Tax-Free Short-to-Medium Series

     . For the Fiscal Year ending June 30, 2005, the Investment Adviser processed 3 portfolio purchase transactions and 11 portfolio sale transactions

     . As of August 31, 2005 the ten year growth of $10,000 was $15,010 as compared to the Lehman Brothers 3 Year Municipal Bond Index of $15,541.

     . As of August 31, 2005 the Series received an overall Morningstar Rating of three stars

     . As of August 31, 2005 the Series Expense Ratio was .60 (after waiver of fees), the second lowest of 21 funds compared by Morningstar. The fund having the lowest expense ratio also required a trust or broker fee

Intermediate Government Bond Series

     . For the Fiscal Year ending June 30, 2005, the Investment Adviser processed 10 portfolio purchase transactions and 6 portfolio sale transactions

     . As of August 31, 2005 the ten year growth of $10,000 was $18,320 as compared to the Lehman Intermediate Treasury Index of $18,273.

     . As of August 31, 2005 the Series received an overall Morningstar Rating of five stars

     . As of August 31, 2005 the Series Expense Ratio was .48, the second lowest of 17 funds compared by Morningstar

Portfolio Managers

     The Portfolio Manager for each Series of Dupree Mutual Funds is Thomas P. Dupree, Sr., President of the Trust. Mr. Dupree is assisted by Vincent Harrison, Assistant Portfolio Manager. Neither Mr. Dupree nor Mr. Harrison manage any other accounts. Accordingly, there are no conflicts of interest between management of the Trust portfolios and any other accounts.

     Both Mr. Dupree and Mr. Harrison are employed by the Investment Adviser for each Series of the Trust, Dupree & Company, Inc. Mr. Dupree is Chairman, President and majority shareholder of Dupree & Company, Inc. Mr. Dupree determines the compensation of all employees of Dupree & Company, Inc. based on his assessment of performance and comparable market compensation. The Portfolio Manager and assistant portfolio manager, like all other employees of Dupree & Company, Inc., are eligible to receive bonuses if there is growth in the value of net assets of the Trust under management. All employee benefits, i.e. insurance, retirement plans, etc. are the same for all employees of Dupree & Company, Inc. Mr. Dupree receives other compensation from Dupree & Company, Inc. in recognition of his role as the majority shareholder, Chairman and President of Dupree & Company, Inc.

     Mr. Dupree and his wife, Clara, own shares of the Trust in excess of $1,000,000. Mr. Harrison does not presently own any shares of the Trust.

                                 OTHER SERVICES

U S Bank, 425 Walnut Street, ML 6118, PO Box 1118, Cincinnati, Ohio 45201-1118, serves as Custodian for the Trust. U S Bank is responsible for the safekeeping of the assets of each series of the Trust. U S Bank presents for payment the coupons of the municipal bonds held by it or its sub-custodians and deposits payment to the Trust accounts. During the past three fiscal years the Custodian has not charged a fee for its services, but has been permitted to utilize uninvested funds ("float") at no cost.


Bank of the Bluegrass, 101 East High Street, Lexington, Kentucky 40507, assists the Transfer Agent in the clearing of redemption checks of shareholders of the Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series. Compensation Is based on a base fee of $625.00 per year plus $2.00 per check processed and is paid by the Transfer Agent. For the past three fiscal years, Bank of the Bluegrass was paid $8,435, $11,730 and $11,336.

Ernst & Young LLP, 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202, serves as the independent registered public accounting firm of the Trust, providing expertise in accounting and taxation, including tax return preparation. The shareholders of the Trust ratified selection of Ernst & Young LLP to serve as the independent auditor for the Trust for the fiscal year ending June 30, 2006. The Audit Committee of the Board of Trustees approved the engagement of Ernst & Young LLP to provide the following services during the fiscal year: perform an audit and issue a report thereon on the portfolios constituting the Trust; issuance of a report on internal control; review the annual registration statement amendment; prepare all income and review all excise tax returns; meet with the Board of Trustees; review and evaluate the system of internal control over the transfer agent activities and issue a report thereon. No employee of Ernst & Young, LLP is permitted to invest in the Trust. For the past three fiscal years, Ernst & Young, LLP was paid $121,483, $115,400 and $103,200.

Dupree & Company, Inc. serves as the Transfer Agent and Dividend Paying Agent of the Trust, collecting monies from new shareholders and paying dividends and redemption proceeds to shareholders, in addition to maintaining books and accounts of shareholder transactions. The Trust has an agreement with Dupree & Company Inc., as Transfer Agent, under of which a fee is paid computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 and .12 of 1% on all amounts in excess of $20,000,000. For the past three fiscal years Dupree & Company, Inc. was paid $1,178,704, $1,103,531, and $1,000,879, for the services it performed as Transfer Agent and Dividend Paying Agent of the Trust.

Gay M. Elste, Darsie & Elste, P.O. Box 28, Versailles, Kentucky 40383, serves as independent legal counsel to the Trust and Trustees. She owns shares of the Trust valued in excess of $100,000. She prepares or reviews requisite registration statements and other filings with the Securities and Exchange Commission and state securities regulators, attends all meetings of the Trustees and the Board Committees, prepares the agendas and minutes for meetings and provides advice to management, as well as the Trustees. She is compensated on an hourly basis. For the past three fiscal years Darsie & Elste was paid $35,933, $33,389, and $41,621. Ms Elste also serves as the Compliance Officer of the Trust reviewing documents, transactions and other materials to assure compliance with federal securities laws. She is also compensated for these services on an hourly basis and was paid $23,696 for the most recent fiscal year.

                             OFFICERS AND TRUSTEES

The Board of Trustees is comprised solely of "non-interested" persons and meets on a quarterly basis to discuss, review and act upon business matters of the Trust. The Board adopts general policy and charges Dupree & Company with the responsibility for daily investment, shareholder servicing and management decisions. The Audit Committee of the Board of Trustees is comprised of the "non-interested" Trustees and meets semi-annually, or more often if needed, to review accounting, management, pricing and control functions of the Trust and other matters required by law. During the most recently completed fiscal year the Audit Committee met twice. The Nominating Committee of the Trust, comprised of the "non-interested" Trustees, meets annually or more often, if needed, to nominate persons to serve on the Board of Trustees. During the most recently completed fiscal year, the Nominating Committee met once. The Nominating Committee will consider nominees recommended by security holders when a vacancy occurs. Any security holder may write to the Trust, identifying a nominee and describing the nominee's qualifications. In addition the "non-interested" or independent Trustees periodically meet without management to discuss Trust business and the oversight responsibilities of the independent Trustees, including compliance matters.

The following table sets forth information as to our officers and trustees:


                      Positions(s)    Term of Office   Principal Occupation(s)           Number of      Other
                      Held With       And Length of    During Past 5 Years               Portfolios in  Directorships
                      Trust           Time Served                                        Fund Complex   Held by Trustee
                                                                                         Overseen by    or Nominee for
                                                                                         Trustee Or     Trustee
Name, Address,                                                                           Nominee for
And Age                                                                                  Trustee
-------------------------------------------------------------------------------------------------------------------------
Lucy A. Breathitt     Trustee of      One Year Term;   Alexander Farms (farming,             9          KY Historical
1703 Fairway Drive    Dupree Mutual   9 Years of       cattle and tobacco)                              Society
Lexington, KY 40502   Funds           Service                                                           Foundation,  KY
Age:  68                                                                                                Natural    Lands
                                                                                                        Trust,
                                                                                                        Bluegrass
                                                                                                        Conservancy

William A. Combs, Jr. Chairman of     One Year Term;   Officer, Director:  Mercedes-Benz     9          N/A
111 Woodland Avenue,  the Board of    17 Years of      of Cincinnati, OH; Mercedes-Benz
#510,                 Trustees and    Service          of West Chester, OH and Freedom
Lexington, KY 40502   Trustee of                       Dodge, Lexington, KY
Age:  65              Dupree Mutual
                      Funds

C. Timothy Cone       Trustee         One Year Term;   President, Gess, Mattingly &          9          N/A
201 West Short                        3 Years of       Atchison, P.S.C. (law firm)
Street, Lexington,                    Service
KY 40507
Age:  60

J. William Howerton   Trustee and     One Year Term;   Judge (retired) KY Court of           9          Director KY
3954 Primrose Place,  Chairman of     5 Years of       Appeals; Self Employed Mediator,                 Lottery
Paducah, KY 42001     Nominating      Service          Arbitrator and Special Judge;                    Corporation;
Age:  73              Committee                        Trustee 4 accounts                               Director Carson
                      of Dupree                                                                         Four Rivers
                      Mutual Funds                                                                      Center for the
                                                                                                        Performing Arts

William S. Patterson, Trustee and     One Year Term;   President, CEO, Cumberland Surety     9          N/A
367 West Short        Chairman of     26 Years of       Co., Lexington, KY; President,
Street, Lexington, KY Audit           Service          Patterson & Co., Frankfort, KY
40507 Age:  73        Committee                        (real estate development,
                      of Dupree                        thoroughbred horse-breeding,
                      Mutual Funds                     farming)

Officers of the Trust

Thomas P. Dupree, Sr. President       One Year Term;   President of Dupree & Company,         N/A       N/A
125 South Mill Street of Dupree       26 Years of      Inc. (broker/dealer/investment
Lexington, KY 40507   Mutual          Service          adviser)
Age:  75              Funds
                      Elected
                      President
                      by Trustees

Allen E. Grimes, III  Executive       Initial Term        Vice President, General Counsel     N/A       N/A
125 South Mill Street Vice                                of Dupree & Company, Inc.
Lexington, KY  40507  President                           (broker/dealer/investment adviser)
Age:  43                                                  Attorney, Dinsmore & Shohl, LLP
                                                          (7/01 - 12/04)

Michelle M. Dragoo    Vice            One Year Term;      Vice President, Secretary,          N/A       N/A
125 South Mill Street President,      8 years of Service  Treasurer of Dupree & Company,
Lexington, KY  40507  Secretary,      as Vice President,  Inc.
Age:  44              Treasurer;      6 years of Service  (broker/dealer/investment adviser)
                      elected         as Secretary,
                      Vice            Treasurer
                      President,
                      Secretary &
                      Treasurer
                      by Trustees

Alison L. Arnold      Assistant       One Year Term; 13    Employee of Dupree & Company,       N/A      N/A
125 South Mill Street Vice            years of Service     Inc. (broker/dealer/investment
Lexington, KY  40507  President;                           adviser)
Age:  45              elected
                      Assistant
                      Vice
                      President
                      by Trustees

Gay M. Elste          Compliance      One Year Term;       Attorney at Law, Darsie & Elste;    N/A      N/A
P.O. Box 28           Officer;        1 year of            Austrubber Farm (farming, cattle
Versailles, KY  40383 elected by      service   24 years   and horses)
Age: 54               Trustees        of service as
                                      legal counsel to
                                      Trust

As of December 31, 2004, shares of the Trust were owned by our trustees as shown below.

Name of Trustee                    Dollar Range of Equity Securities in the Fund
--------------------------------------------------------------------------------
Lucy A. Breathitt                  Over $100,000
William A. Combs, Jr.              Over $100,000
C. Timothy Cone                    Over $100,000
J. William Howerton                Over $100,000
William S. Patterson               Over $100,000

As of December 31, 2004, none of the non-interested Trustees nor members of their immediate family held any beneficial interest in the Trust's Investment Adviser, nor were the non-interested Trustees under direct or indirect or common control with the Investment Adviser as reflected in the chart below. Further, the Trust does not have an underwriter.

                       Name of
                       Owners and
                       Relationships                                          Value of   Percent of
Name of Truste         to Trustee    Company                Title of Class   Securities   Class
---------------------------------------------------------------------------------------------------
William A. Combs, Jr.     N/A        Dupree & Company, Inc.        N/A          None       None
Lucy A. Breathitt         N/A        Dupree & Company, Inc.        N/A          None       None
C. Timothy Cone           N/A        Dupree & Company, Inc.        N/A          None       None
J. William Howerton       N/A        Dupree & Company, Inc.        N/A          None       None
William S. Patterson      N/A        Dupree & Company, Inc.        N/A          None       None

                               Compensation Table

                     Aggregate           Pension or             Estimated Annual  Total Compensation
Name of Person,      Compensation from   Retirement Benefits    Benefits upon     From Fund and Fund
Position             Fund                Accrued As Part of     Retirement        Complex Paid to
                                         Fund Expenses                            Trustees
---------------------------------------------------------------------------------------------------
William A. Combs       $  16,000            -0-                    -0-                $  16,000
Chairman, Trustee
Lucy A. Breathitt      $  16,000            -0-                    -0-                $  16,000
C. Timothy Cone        $  16,000            -0-                    -0-                $  16,000
J. William Howerton    $  16,000            -0-                    -0-                $  16,000
William S. Patterson   $  16,000            -0-                    -0-                $  16,000

For the current fiscal year the five non-interested Trustees (who all serve on the audit committee) will be entitled to fees of $17,000 each plus $1,000.00 per audit committee meeting.


                                 CODE OF ETHICS

Dupree Mutual Funds and Dupree & Company, Inc. have adopted Codes of Ethics applicable to all Trustees, Officers and access persons. Personnel subject to the Codes of Ethics are permitted to invest in securities that may be purchased or held by the Trust; however, such securities transactions must be disclosed on a quarterly basis. Personnel are permitted to invest in the Trust.

                             PORTFOLIO TRANSACTIONS

Ordinarily, portfolio securities for each Series are purchased from underwriters at prices that include underwriting fees or from primary market makers acting as principals and selling to us at net prices. In either case, we would not pay any brokerage commission. Transactions placed with dealers serving as primary market makers are executed at prices within the spread between the bid and asked prices for the securities.

Decisions with respect to the purchase and sale of our portfolio securities, including the allocation of principal business and portfolio brokerage, are made by our Investment Adviser, Dupree & Company, Inc. Our Investment Adviser has discretionary authority to implement these decisions by placing orders for the purchase or sale of securities for our account with underwriters, dealers or brokers selected by it for that purpose. However, Dupree & Company, Inc. will not deal with us as principal, or as our agent, in purchasing and selling securities for our accounts. Purchases and sales of securities for the Trust's portfolios, as well as allocation of brokerage, are reviewed quarterly by the Trust's Board of Trustees. Each of these trades is either an exclusive offering or the high bid on bonds for sale. Each is reviewed by the board on an individual basis.

Dupree & Company, Inc., has advised us that, in placing orders for the purchase and sale of our portfolios transactions, it will seek execution at the most favorable prices through responsible brokers, in agency transactions, at competitive commission rates. Our investment adviser has also advised us that, in selecting brokers to execute our portfolio transactions, it will give consideration to such factors as the price of the security, the rate of commission, if any, the size and difficulty of the order, the reliability, integrity, financial conditions and general execution and operating capabilities of competing brokers, and the brokerage and research services which they provide to our investment adviser.

Dupree & Company, Inc., has further advised us that it does not presently intend to award brokerage on our portfolios to brokers who charge higher commissions because of research services they provide. However, under our Investment Advisory Agreements with it, we have authorized the Investment Adviser to adopt a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Under such a policy, a broker furnishing research services could be paid a higher commission than the commission that would be paid to another broker which either does not furnish research services or furnishes research services deemed to be of lesser value, if such higher commission is deemed to be reasonable in relation to the value of the brokerage and research services provided by the broker charging it, either in terms of that particular transaction or in terms of the overall responsibilities of the Investment Adviser with respect to the accounts as to which it exercises investment discretion. Research services furnished by a broker can include valuation of the market prices of securities in the Trust's portfolios, evaluation of potential additions to the Trust's portfolios and credit analysis of particular issuers of securities.

Whether and to what extent net prices or commissions charged by brokers selected by Dupree & Company, Inc., reflect an element of value for research services cannot presently be determined. To the extent that research services of value are provided by brokers with or through which the Investment Adviser places our portfolio transactions, the Investment Adviser may be relieved of expenses it might otherwise bear. Research services furnished by brokers could be useful and of value to the Investment Adviser in serving its other clients as well as us; but, on the other hand, research services obtained by the Investment Adviser as a result of placing portfolio brokerage of its other clients could be useful and of value to it in serving us.

It is not the practice of Dupree & Company, Inc., to allocate principal business or portfolio brokerage on the basis of share sales. However, brokers effecting purchases of our shares for their customers may participate in principal transactions of brokerage allocated as described in the preceding paragraphs. Dupree & Company, Inc. has advised us that, when it purchases Kentucky municipal securities for our portfolios in underwriting, it will seek to negotiate a purchase price reflecting a reduction from the initial public offering price by an amount equal to some or all of the applicable selling group concessions.

No brokerage commissions have been paid by the Trust during the three most recent fiscal years.

                         SHARES OF BENEFICIAL INTEREST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Business Trust is the successor of Kentucky Tax-Free Income Fund, Inc. The Trust offers shares of beneficial interest of separate Series without par value. The Trust is authorized to create an unlimited number of new Series, but at this time the Trust is offering shares in nine Series as described in the Prospectus: Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series.


Each share has one vote. Fractional shares have proportionate voting rights and participate pro rata in dividends and distributions. Our shareholders have cumulative voting rights for the election of Trustees. This means that, in each election of Trustees, each shareholder has the right to cast a number of votes equal to the number of Trustees to be elected and to cast all of such votes for one candidate or distribute such votes among two or more candidates, as the shareholder sees fit. When issued, our shares are fully paid and non-assessable. Shareholders rights to redeem shares and receive dividends are set forth in the Prospectus dated November 1, 2005.

As of October 12, 2005, the following persons were known to the Trust to be beneficial owners of more than five percent (5%) of the outstanding shares of the following Series:

Name(s) of Share Owners               Percent of Shares    Percent of Shares    Both
                                         Owed of Record   Owned Beneficially
-------------------------------------------------------------------------------------
Alabama Tax-Free Income Series
Lillian P. Bryan/Nancy B.
Smelser/Albert H.                                                               11.71%
Bryan III
2573 Roberts Lane
Florence, AL

James P. Walker                                                                 8.91%
Ruby R Walker JTWROS
P.O. Box 40
Centre AL

KY Tax-Free Short-to-Medium Series
Unified Trust Company, NA                          8.47%
2353 Alexandria Drive Suite 100
Lexington KY

Name(s) of Share Owners               Percent of Shares    Percent of Shares     Both
                                         Owed of Record   Owned Beneficially
-------------------------------------------------------------------------------------
Mississippi Tax-Free Income Series
Roy B. Fulton                                                                   9.64%
2181 Highway 82 West
Greenville MS
                                                                                6.88%
Earline F. Raines
154 St Andrews Drive
Jackson MS

SEI Private Trust Company                          5.69%
C/O First Tennessee
One Freedom Valley Drive
Oaks, PA

NC Tax-Free Short-to-Medium Series
John J. Boren Revocable Trust                      5.27%
2409 Shallowford Lane
Chapel Hill NC

SEI Trust Company                                  5.26%
C/O First Tennessee Bank
One Freedom Valley Drive
Oaks, PA

Tennessee Tax-Free Income Series
SEI Trust Company                                 24.77%
One Freedom Valley Drive
Oaks PA

TN Tax-Free Short-to-Medium Series
John Dicken, Jr.                                                                6.47%
775 Ridge Lake Boulevard #190
Memphis TN

Intermediate Government Bond Series
Shield-Ayres Foundation                            5.01%
115 E Travis Street Suite 1445
San Antonio TX

Management Ownership

Collectively, the Officers and Trustees owned shares of the Trust in the following Series only in excess of 1%:

Kentucky Tax-Free Income Series                        1.62%
Kentucky Tax-Free Short-to-Medium Series               1.37%

                             HOW TO PURCHASE SHARES

Shares of our Trust that are offered for sale are offered directly by the Trust. Since we do not charge any sales commissions, every dollar you invest in us is applied to the purchase of our shares.

The price of your shares will be their net asset value per share, as calculated in the first determination of net asset value after your order has become effective. Your order will be priced and executed at the net asset value next determined after the order is received. There is no sales charge or load.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

The Prospectus describes the procedures to be utilized by an investor desiring to purchase our shares.

                        DETERMINATION OF NET ASSET VALUE


We compute the net asset value of the shares of each Series separately at 4:00 p.m. local time each weekday the Dupree office is open, by dividing the value of the assets of each series, minus its liabilities, by the total number of shares of each series that are outstanding. The Dupree office is closed on the following Holidays: New Year's Day (January 1), Martin Luther King Day (third Monday of January), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25). However, on any business day when the Bond Market Association ("BMA") recommends that the bond markets close early, we reserve the right to close and calculate each Series' NAV at the BMA recommended closing time. If we do so, we will process purchase and redemption orders received after the closing time on the next business day. The BMA generally recommends that early closes occur as of 2:00 p.m. on the business day preceding a federal holiday.


The securities in which we invest are traded primarily in the over-the-counter market. We value securities in accord with the Board of Trustees approved Dupree Municipal Valuation System. The Security Valuation system is designed to determine daily, the expected price that would be received for each municipal security held by the Trust, if that security were to be sold in an arms length transaction on that day.

In compliance with the Board approved valuation methodology, management will value each security based initially on original purchased price, and from then forward on subsequent days, the security will be assigned the current market value from the firm's computerized valuation system.

The Manager receives yield data daily from an independent data service. This data provides that day's market yield for bonds maturing from one to thirty years and with quality ratings from Baa to AAA. This data is entered in Dupree's computerized valuation system daily. The system calculator produces a price for each bond based on the yields entered.

The Dupree computerized valuation system valuations for each bond are compared, on a weekly basis, with yields and prices downloaded from Standard & Poor - J.
J. Kenny (Kenny) and Financial Times Interactive Data/Muller (Muller). Prices are also compared with other services such as Bloomberg Fair Value and MMD.

Finally, the Board approved "Valuation Methodology" charges the Investment Adviser Dupree & Company, Inc. with maintaining prices that compare closely to valuations of one or all of the following valuation sources: Kenny, Muller, Bloomberg Fair Value, or MMD. A bond valuation that is not supported by one of these valuation sources requires management to fair value the security in consultation with the Board's Valuation committee.

The securities of the Intermediate Government Bonds Series are priced daily utilizing prices from IDC Muller or other published prices.

                              HOW TO REDEEM SHARES

The Prospectus describes the procedures to be utilized by a shareholder desiring to redeem our shares.


                              REDEMPTION BY TRUST

If transactions in your account at any time reduce its value to less than $100, we may notify you that, unless you bring the account up to at least $100, we will redeem all of your shares and close out your account by paying you the redemption price and dividends declared but unpaid at the date of redemption. We will give you this notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days to bring the account up to $100 before we take any action. The Trust reserves the right to raise or lower minimum account size. If you should move to a state where the Trust does not routinely offer its shares for sale or if you should transfer or attempt to transfer any of your shares to another person residing in a state where the Trust does not routinely offer its shares for sale, the Trust reserves the right to involuntarily redeem your shares and close out your account and/or modify your dividend payment option to receive your dividends in cash in lieu of re-investment of said dividends in the Trust.


                           HOW WE COMPUTE OUR YIELDS

The yield for each series is determined separately. We compute the yields, the average annual total return, and tax equivalent yields on our shares in each portfolio separately in accord with SEC guidelines.

The average annual total return for the 1, 5 and 10 year periods ended on June 30 of each year is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:
P(1+T)n = ERV where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000. Set forth below is average annual total return information for all Income Series, all Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.

                      Expressed as a Percentage
                      Based on a Hypothetical
                      $1,000 investment

                                                                                           North
                                                Kentucky                     North         Carolina
                      Alabama        Kentucky   Tax-Free    Mississippi      Carolina      Tax-Free
                      Tax-Free       Tax-Free   Short-to-   Tax-Free         Tax-Free      Short-to-
                      Income         Income     Medium      Income           Income        Medium
                      Series         Series     Series      Series           Series        Series
Period                Average Annual Total Return
One year ended
 June 30, 2005            8.36%          6.79%       3.11%         8.66%         7.13%          3.14%

Five years ended
 June 30, 2005            7.80%          5.96%       4.33%         7.49%/1/      6.17%          4.72%

Ten years ended
 June 30, 2005            8.17%/1/       5.53%       4.04%         7.97%/1/      5.87%/2/       4.29%/2/

                      Expressed as a Percentage
                      Based on a Hypothetical
                      $1000 investment

                                               Tennessee
                      Tennessee                Tax-Free       Intermediate
                      Tax-Free                 Short-to-      Government
                      Income                   Medium         Bond
                      Series                   Series         Series

Period                Average Annual Total Return
One year ended
 June 30, 2005        7.21%                    3.05%          6.17%

Five years ended
 June 30, 2005        6.22%                    4.31%          7.01%

Ten years ended
 June 30, 2005        6.00%/1/                 3.88%          6.24%

                      Redeemable Value
                      Based on a Hypothetical $1000
                      Investment at the end of the period

                                                                                           North
                                                Kentucky                     North         Carolina
                      Alabama        Kentucky   Tax-Free    Mississippi      Carolina      Tax-Free
                      Tax-Free       Tax-Free   Short-to-   Tax-Free         Tax-Free      Short-to-
                      Income         Income     Medium      Income           Income        Medium
                      Series         Series     Series      Series           Series        Series
Period
One year ended
 June 30, 2005          $1,084         $1,068      $1,031        $1,087        $1,071         $1,032

Five years ended
 June 30, 2005          $1,456         $1,335      $1,236        $1,435        $1,349         $1,260

Ten years ended
 June 30, 2005          $1,540         $1,713      $1,486       $1,524/1/      $1,732        $1,501/2/

                      Redeemable Value
                      Based on a Hypothetical  $1000
                      Investment at the end of the period

                                               Tennessee
                      Tennessee                Tax-Free       Intermediate
                      Tax-Free                 Short-to-      Government
                      Income                   Medium         Bond
                      Series                   Series         Series

Period
One year ended
 June 30, 2005        $1,072                   $1,031         $1,062

Five years ended
 June 30, 2005        $1,352                   $1,235         $1,403

Ten years ended
 June 30, 2005        $1,791                   $1,501         $1,832

1    since inception 1/1/2000
2    since inception 11/16/95

Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The Series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the Series at the beginning of each specified period.

The average annual total return for the 1, 5 and 10 year periods ended on June 30 of each year is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:
P(1+T)n = ATV d, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return (after taxes on distributions), n equals number of years, and ATV d equals redeemable value of a hypothetical $1,000 after taxes on fund distributions but not after taxes on redemptions.. Set forth below is average annual total return (after taxes on distributions) information for the Income Series, the Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.

                      Expressed as a Percentage
                      Based on a Hypothetical
                      $1,000 investment

                                                                                           North
                                                Kentucky                     North         Carolina
                      Alabama        Kentucky   Tax-Free    Mississippi      Carolina      Tax-Free
                      Tax-Free       Tax-Free   Short-to-   Tax-Free         Tax-Free      Short-to-
                      Income         Income     Medium      Income           Income        Medium
                      Series         Series     Series      Series           Series        Series
Period                Average Annual Total Return
One year ended
 June 30, 2005            8.34%          6.78%       3.11%         8.64%         7.15%          3.14%

Five years ended
 June 30, 2005            7.77%          5.93%       4.33%         7.46%         6.15%          4.72%

Ten years ended
 June 30, 2005            8.33%/1/       5.50%       4.03%         7.93%/1/      6.13%/2/       4.29%/2/

                      Expressed as a  Percentage
                      Based on  a  Hypothetical
                      $1000 investment

                                               Tennessee
                      Tennessee                Tax-Free       Intermediate
                      Tax-Free                 Short-to-      Government
                      Income                   Medium         Bond
                      Series                   Series         Series

Period                Average Annual Total Return
One year ended
 June 30, 2005        7.20%                    3.14%          4.45%

Five years ended
 June 30, 2005        6.20%                    4.31%          4.85%

Ten years ended
 June 30, 2005        5.97%                    3.88%/4/        2.88%

                      Redeemable Value
                      Based on a Hypothetical $1000
                      Investment at the end of the period

                                                                                           North
                                                Kentucky                     North         Carolina
                      Alabama        Kentucky   Tax-Free    Mississippi      Carolina      Tax-Free
                      Tax-Free       Tax-Free   Short-to-   Tax-Free         Tax-Free      Short-to-
                      Income         Income     Medium      Income           Income        Medium
                      Series         Series     Series      Series           Series        Series

Period
One year ended
 June 30, 2005          $1,083         $1,068      $1,031        $1,087        $1,071         $1,031

Five years ended
 June 30, 2005          $1,454         $1,334      $1,236        $1,433        $1,347         $1,260

Ten years ended
 June 30, 2005          $1,540/1/      $1,709      $1,485        $1,522/1/     $1,728/2/      $1,498/2/


                      Redeemable Value
                      Based on a Hypothetical  $1000
                      Investment at the end of the period


                                               Tennessee
                      Tennessee                Tax-Free       Intermediate
                      Tax-Free                 Short-to-      Government
                      Income                   Medium         Bond
                      Series                   Series         Series

Period
One year ended
 June 30, 2005        $1,072                   $1,032         $1,045

Five years ended
 June 30, 2005        $1,351                   $1,236         $1,267

Ten years ended
 June 30, 2005        $1,785/3/                $1,463/4/      $1,328

1    since inception 1/1/2000
2    since inception 11/16/95

Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The Series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the Series at the beginning of each specified period.

The average annual total return for the 1, 5 and 10 year periods ended on June 30 of each year is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:
P(1+T)n = ATV dr, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return (after taxes on distributions), n equals number of years, and ATV dr equals redeemable value of a hypothetical $1,000 after taxes on fund distributions Set forth below is average annual total return (after taxes on distribution and redemption) information for the Income Series, the Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.

                      Expressed as a Percentage
                      Based on a Hypothetical
                      $1,000 investment

                                                                                           North
                                                Kentucky                     North         Carolina
                      Alabama        Kentucky   Tax-Free    Mississippi      Carolina      Tax-Free
                      Tax-Free       Tax-Free   Short-to-   Tax-Free         Tax-Free      Short-to-
                      Income         Income     Medium      Income           Income        Medium
                      Series         Series     Series      Series           Series        Series
Period                Average Annual Total Return
One year ended
 June 30, 2005            8.33%          6.77%       3.12%         8.63%         7.14%          3.14%

Five years ended
 June 30, 2005            7.77%/1/       5.92%       4.34%         7.46%         6.13%          4.72%

Ten years ended
 June 30, 2005            8.10%/1/       5.49%       4.03%         7.89%/1/      5.83%/2/       4.28%/2/

                      Expressed as a  Percentage
                      Based on a Hypothetical
                      $1000 investment

                                               Tennessee
                      Tennessee                Tax-Free       Intermediate
                      Tax-Free                 Short-to-      Government
                      Income                   Medium         Bond
                      Series                   Series         Series

Period                Average Annual Total Return
One year ended
 June 30, 2005        7.24%                    3.18%          4.50%

Five years ended
 June 30, 2005        6.19%                    4.33%          4.88%

Ten years ended
 June 30, 2005        6.83%                    3.89%          2.90%

                      Redeemable Value
                      Based on a Hypothetical $1000
                      Investment at the end of the period

                                                                                           North
                                                Kentucky                     North         Carolina
                      Alabama        Kentucky   Tax-Free    Mississippi      Carolina      Tax-Free
                      Tax-Free       Tax-Free   Short-to-   Tax-Free         Tax-Free      Short-to-
                      Income         Income     Medium      Income           Income        Medium
                      Series         Series     Series      Series           Series        Series
Period
One year ended
 June 30, 2005          $1,083         $1,068      $1,031        $1,521        $1,071         $1,031

Five years ended
 June 30, 2005          $1,454         $1,333      $1,236        $1,522        $1,347         $1,259

Ten years ended
 June 30, 2005          $1,535/1/      $1,707      $1,485        $1,519/1/     $1,724/2/      $1,497/2/

                      Redeemable Value
                      Based on a Hypothetical  $1000
                      Investment at the end of the period

                                               Tennessee
                      Tennessee                Tax-Free       Intermediate
                      Tax-Free                 Short-to-      Government
                      Income                   Medium         Bond
                      Series                   Series         Series

Period
One year ended
 June 30, 2005        $1,072                   $1,032         $1,045

Five years ended
 June 30, 2005        $1,350                   $1,235         $1,269

Ten years ended
 June 30, 2005        $1,936                   $1,465         $1,331

1    since inception 1/1/2000
2    since inception 11/16/95

Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The Series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the Series at the beginning of each specified period.

SEC Yield quotations will be computed based on a 30-day period by dividing (a) the interest income based on the market yield, prescribed by the SEC, of each security during the period (including appropriate adjustments for accretion of original issue discounts and amortization of market premiums) reduced by period expenses divided by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 2005, for the Alabama Tax-Free Income Series was 3.02%. The tax-equivalent yield for Alabama residents for the same period (based on a tax rate of 28%) for the Alabama Income Series was 4.42%. The yield for the 30-day period ending June 30, 2005, for the Kentucky Tax-Free Income Series was 3.09% and for the Kentucky Short-to-Medium Series was 1.90%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 4.57% and for the Kentucky Short-to-Medium Series was 2.81%. The yield for the 30-day period ending June 30, 2005, for the Mississippi Tax-Free Income Series was 3.05%. The tax-equivalent yield for Mississippi residents for the same period (based on a tax rate of 28%) for the Mississippi Income Series was 4.46%. The yield for the 30-day period ending June 30, 2005, for the North Carolina Income Series was 2.65% and for the North Carolina Short-to-Medium Series was 1.80%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 3.96% and for the North Carolina Short-to-Medium Series was 2.69%. The yield for the 30-day period ending June 30, 2005, for the Tennessee Tax-Free Income Series was 2.73% and for the Tennessee Tax-Free Short-to-Medium Series was 2.08%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 4.03% and for the Tennessee Tax-Free Short-to-Medium Series was 3.07%. The yield for the 30-day period ending June 30, 2005, for the Intermediate Government Bond Series was 3.67%.

Other yield quotations will be computed based on a 30-day period by dividing (a) the total daily income minus all expenses by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate which combines federal and state income tax rates and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 2005, for the Alabama Tax-Free Income Series was 3.82%. The tax-equivalent yield for Alabama residents for the same period (based on a tax rate of 28%) for the Alabama Income Series was 5.59%. The yield for the 30-day period ending June 30, 2005, for the Kentucky Tax-Free Income Series was 4.19% and for the Kentucky Short-to-Medium Series was 2.91%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 6.19% and for the Kentucky Short-to-Medium Series was 4.30%. The yield for the 30-day period ending June 30, 2005, for the Mississippi Tax-Free Income Series was 3.97%. The tax-equivalent yield for Mississippi residents for the same period (based on a tax rate of 28%) for the Mississippi Income Series was 5.80%. The yield for the 30-day period ending June 30, 2005, for the North Carolina Income Series was 3.97% and for the North Carolina Short-to-Medium Series was 2.76%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 5.93% and for the North Carolina Short-to-Medium Series was 4.12%. The yield for the 30-day period ending June 30, 2005, for the Tennessee Tax-Free Income Series was 3.88% and for the Tennessee Tax-Free Short-to-Medium Series was 2.74%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 5.73% and for the Tennessee Tax-Free Short-to-Medium Series was 4.05%. The yield for the 30-day period ending June 30, 2005, for the Intermediate Government Bond Series was 4.42%.


For the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Income Series, Alabama, Kentucky, Mississippi, North Carolina and Tennessee Short-to-Medium Series and Intermediate Government Bond Series, if yield is computed for a period of less than one year it is annualized on a 360 day basis. The yields we quote in response to telephone inquiries represent such an annualization of our yields for the preceding 30 calendar days.

Our yields for any given period in the past should not be considered a representation as to our yields for any future period. Since the dividends we declare are based on income earned on portfolio securities net of expenses, any changes in our income or expenses will directly affect our yields. The income we earn on our portfolio securities can be expected to fluctuate as we make changes in or additions to our portfolios. Our yields will be affected if we experience a net inflow of new money that is invested at interest rates different from those being earned on our then current portfolio securities. A change in our net asset values due to fluctuations in values of our portfolio securities will, of course, also affect our yields.

Yield information may be useful in reviewing our performance and comparing an investment in our shares with other investment alternatives. In addition, when comparing the yields of mutual funds, you should consider the investment objectives, policies and programs of each fund, including the types of investments permitted and the quality and maturity of the portfolio securities, as well as the method used by each fund to compute yield, which may differ from fund to fund. Finally, in evaluating our yields, you should be aware that prior to November 1, 1986, our Investment Adviser had been bearing a portion of our operating expenses for our Kentucky Income Series. Our Investment Adviser had been bearing a portion of our operating expenses for our Kentucky Short-to-Medium Series prior to July 1, 1993; and had been bearing a portion of our operating expenses for the Government Bond Series prior to January 1, 1997; for the Tennessee Tax-Free Income Series prior to December 2002; for the Tennessee Tax-Free Short-to-Medium Series since its inception, November 1, 1994; for the North Carolina Income Series prior to December 2002; for the North Carolina Short-to-Medium Series since its inception November 16, 1995; for the Alabama Tax-Free Income Series and the Mississippi Tax-Free Income Series since their inception January 1, 2000. The Investment Adviser may waive management fees and assume or pay other operating expenses. The Investment Adviser may terminate fee waivers or reimbursements at any time. The Investment Adviser will not seek to recover waived fees or reimbursed amounts.


In order to keep shareholders and prospective investors informed about our historic and current yields, the make-up of our portfolios, and other meaningful investment information, we (i) send reports to our shareholders on a semi-annual and annual basis, (ii) provide such information in our sales literature, and
(iii) maintain a toll-free telephone through which such information may be obtained.

Total return, yield and tax equivalent yield figures are based on the series' historical performance and are not intended to indicate future performance. The series' total return, yield and tax equivalent yield will vary depending on market conditions; this is reflective of the securities comprising the series' portfolio, the series' operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Trust may fluctuate and an investors' shares, when redeemed, may be worth more or less than their original cost.

No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                TAX INFORMATION

                            Federal Tax Information

We have qualified as a "regulated investment company" under the Internal Revenue Code and intend to continue to do so. By qualifying as a regulated investment company we are relieved of federal and state income taxes on all net income and all net realized capital gains, if any, that we distribute to shareholders. In order to qualify for this treatment, we must (i) derive at least 90% of our gross income from dividends, interest and gains from the sale or other disposition of securities, (ii) derive less than 30% of our gross income from the sale or other disposition of securities held less than three months, (iii) meet certain diversification tests as to our investments in securities, and (iv) distribute to shareholders at least 90% of our net tax exempt and net taxable income earned in any year. Failure to qualify as a "regulated Investment company" means that distributions to shareholders would be taxable as ordinary dividends.

Distribution of net short-term capital gains we may realize from the sale of municipal or other securities will be taxable to the shareholders as ordinary income. Distribution of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares in respect of which the distributions are paid. The tax effect of dividends (whether taxable or exempt) on our shareholders is the same whether such dividends are in the form of cash or additional shares.

The net asset value at which our shares are purchased may include undistributed income or capital gains or unrealized appreciation in the value of securities held in our investment portfolio. To the extent that such income or gains, or any capital gains realized from such appreciation, are subsequently distributed to the holder of such shares, the distributed amounts, although a return of his investment, may be taxable to him as set forth above.

The Internal Revenue Code prohibits investors from deducting for federal income tax purposes interest paid on loans made or continued for the purpose of purchasing or carrying shares of a mutual fund, such as the Alabama, Kentucky, Mississippi, North Carolina or Tennessee Income or Short-to-Medium Series, that distributes exempt interest dividends. Under rules of the Internal Revenue Service, there are circumstances in which purchases of our shares may be considered to have been made with borrowed funds, even though the borrowed funds are not directly traceable to the share purchases. However, these rules generally permit the deduction of interest paid on mortgage borrowings to purchase or improve a personal residence and on business borrowings directly related to business needs or purposes.

If, in any fiscal year, we have taxable income, we will use the actual earned method of allocating taxable and nontaxable income. We will also allocate expenses between taxable and non-taxable income. In any such year, the percentage of quarterly dividends that are exempt will vary from quarter to quarter.

The following summary discusses some of the more important tax issues affecting the Trust and its shareholders.

                                   Excise Tax

The Internal Revenue Code contains a provision that discourages a regulated investment company from deferring its shareholders' taxes by delaying distributions of dividend income to shareholders. Under the provision, a 4% non-deductible federal excise tax is levied on undistributed fund income unless the fund distributes at least; i) 98% of calendar year ordinary income during the calendar year; ii) 98% of capital gain net income earned in the year ending October 31 by December 31; and iii) 100% of any undistributed capital gain net income from the prior October 31 measurement period and 100% of any undistributed ordinary income from the prior December 31 measurement period.

                                 Capital Gains

Long-term capital gain distributions to a corporation will be taxed at the regular corporate tax rate. Net long-term capital gain distributions to individuals will be taxed at the applicable individual tax rate.

                           Exempt Interest Dividends

Under the present tax law, if the stock of a regulated investment company acquired after March 28, 1985, is held for six months or less, any loss on the sale or exchange of that stock would be disallowed to the extent the taxpayer received exempt interest dividends with respect to that stock. Further, the six month requirement would be shortened under Treasury Department regulations to a period not less than the greater of 31 days or the period between regular dividend distributions if the regulated investment company regularly distributes at least 90% of its net tax-exempt interest.

                                Tax Exempt Bonds

Under laws in effect as of the date of this Statement of Additional Information, interest on obligations of states, territories, possessions of the U.S., the District of Columbia and political subsidiaries of these governmental entities is generally exempt from state taxation in the state of issuance. Interest on non-governmental purpose bonds, such as industrial development bonds, issued by qualified government units may be taxable unless the bonds are issued to finance certain specified exempt activities, are used for development of industrial park sites, or are exempt small issues. Furthermore, bonds issued for activities for non-governmental persons are referred to collectively as "non-essential" bonds. Interest on non-essential bonds may be taxable unless a specific exception is provided. For example, interest on exempt facility bonds, small issue bonds, mortgage subsidy bonds and qualified student loan bonds, is non-taxable. Stricter volume limitations will apply to certain issuers and aggregate volume limitations would apply to all non-essential bonds issued in each state. Tax-exempt interest on non-essential function bonds will be treated as an alternative minimum tax preference item for corporate and individual taxpayers. The Trust does not intend to purchase "non-essential purpose" bonds for the Income Series or the Short-to-Medium Series.

                    Income Series and Short-to-Medium Series

As a regulated investment company, we are qualified to pay "exempt interest dividends", provided that at least 50% of our total assets are invested in municipal securities at the close of each quarter of our taxable year. Ordinarily, the dividends we pay from net income earned on our investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities will be exempt interest dividends. Shareholders receiving exempt interest dividends may exclude them from gross income for federal income tax purposes. However, dividends to our shareholders from net income we may earn from investments in non-municipal securities will be fully taxable as interest income.

                      Intermediate Government Bond Series

Ordinarily, the dividends we pay from net income earned on our investments will not be exempt interest dividends. Accordingly, shareholders will include these dividends in gross income for Federal income tax purposes.

The above analysis is not all-inclusive and is subject to federal regulations.

Please consult your tax adviser for more details on how these funds may affect your state tax liability.

                            Alabama Tax Information


Insofar as the dividends we pay from the Alabama Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Alabama income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Alabama income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series will ordinarily be excludable from gross income for Alabama income tax purposes.

No representation is made as to the tax implications of an Alabama corporation or other entity.

Please consult your tax adviser for more details on how these funds may affect your state tax liability.


                            Kentucky Tax Information

Insofar as the dividends we pay from the Kentucky Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Kentucky income tax purposes. For Kentucky residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust may be exempt from Kentucky income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Kentucky income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Kentucky income tax purposes.

Please consult your tax adviser for more details on how these funds may affect your state tax liability.

                          Mississippi Tax Information


Insofar as the dividends we pay from the Mississippi Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Mississippi income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Mississippi income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series will ordinarily be excludable from gross income for Mississippi income tax purposes.


No representation is made as to the tax implications of a Mississippi corporation or other entity.

Please consult your tax adviser for more details on how these funds may affect your state tax liability.

                         North Carolina Tax Information

Insofar as the dividends we pay from the North Carolina Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for North Carolina income tax purposes. For North Carolina residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust are exempt from North Carolina income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for North Carolina income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for North Carolina income tax purposes.

Shareholders of the Income Series and the Short-to-Medium Series are not subject to North Carolina ad valorem taxes on their shares. For individual North Carolina residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to North Carolina ad valorem tax.

No representation is made as to the tax implications of a North Carolina corporation or other entity.

Please consult your tax adviser for more details on how these funds may affect your state tax liability.

                           Tennessee Tax Information

Insofar as the dividends we pay from the Tennessee Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Tennessee Hall income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Tennessee Hall income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Tennessee Series will ordinarily be excludable from gross income for Tennessee Hall individual income tax purposes.

Individual shareholders of the Tennessee Series are not subject to Tennessee ad valorem taxes on their shares or on the dividends and distributions they receive from us. For Tennessee residents who own shares of the Intermediate Government Bond Series, a portion of the dividends paid by the Trust is exempt from Tennessee Hall income tax.

No representation is made as to the tax implications of a Tennessee corporation or other entity.

Please consult your tax adviser for more details on how these funds may affect your state tax liability.

                            Florida Tax Information

The state of Florida does not impose an individual income tax upon resident individuals. Accordingly, individual Florida resident shareholders of the Income Series, Short-to-Medium Series or Government Bond Series are not subject to individual income tax.

Individual Florida resident shareholders of the Income Series or the Short-to-Medium Series will be subject to an annual intangible property tax of
1.0 mill (.10%) per dollar of intangible property value. An additional 1.0 mill (.10%) tax is levied against intangible property valued greater than $100,000 ($200,000 for taxpayers filing jointly). Each Florida resident is entitled to apply a $20 tax exemption ($40 for taxpayers filing jointly) against property subject to the first mill of tax. An additional tax exemption of $100 ($200 for taxpayers filing jointly) is available for property subject to the additional
1.0 mill tax. For individual Florida residents who own shares of the Government Bond Series, a portion of the shares of that Series are exempt from Florida ad valorem tax.

No representation is made as to the tax implications of a Florida corporation or other entity.

Please consult your tax adviser for more details on how these funds may affect your state tax liability.

                            Indiana Tax Information

Insofar as the dividends it pays qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Indiana income tax purposes. For Indiana residents who own shares of the Government Bond Series, a portion of the dividends paid by the Trust are exempt from Indiana income tax. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Indiana income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Indiana individual income tax purposes.

The state of Indiana does not impose intangible tax on resident individuals. Accordingly, individual Indiana resident shareholders of the Income Series, the Short-to-Medium Series and the Government Bond Series are not subject to Indiana ad valorem taxes on their shares.

No representation is made as to the tax implications of an Indiana corporation or other entity.

Please consult your tax adviser for more details on how these funds may affect your state tax liability.

                             Texas Tax Information

The state of Texas does not impose an individual income tax or personal intangible property tax upon resident individuals. Accordingly, Texas resident shareholders of the Income Series, the Short-to-Medium Series or the Government Bond Series are not subject to individual income tax or personal intangible property tax on the dividends and distributions they receive from us.

No representation is made as to the tax implications of a Texas corporation or other entity.

Please consult your tax adviser for more details on how these funds may affect your state tax liability.

                               DUPREE MUTUAL FUNDS
                         POST-EFFECTIVE AMENDMENT NO. 46

PART C of Form N-1A

Item 23. Exhibits

(A) Declaration of Trust and amendments incorporated by reference from Post Effective Amendment No.45
(B)  Bylaws incorporated by reference from Post Effective Amendment No. 45
(C) Certificates of Beneficial Interest incorporated by reference from Post Effective Amendment No. 45
(D) Investment Advisory contracts are incorporated by reference from Post Effective Amendment No. 43
(E)  N/A
(F)  N/A
(G) Custodian Agreement incorporated by reference from Post Effective Amendment No. 45
(H) Transfer Agent Agreement is incorporated by reference from Post Effective Amendment No. 43
(I)  Legal Opinion
(J)  Consent of Independent Accountants
(K)  N/A
(L)  N/A
(M)  N/A
(N)  N/A
(O)  Reserved/N/A
(P) Code of Ethics for the Fund and the Investment Advisor are incorporated by reference from Post Effective Amendment 44

Item 24 Persons Controlled by or under Common control with Registrant - Inapplicable

Item 25 Indemnification - Pursuant to the provisions of Section 7.4 of the Declaration of Trust, the Trust shall indemnify any Trustee or officer of the Trust against satisfaction of judgments or payment of expenses incurred by such person while in office by reason of being such a Trustee or officer, except that such indemnity shall not apply to any liability incurred by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office. No indemnity shall be made unless (a) a final decision on the merits is made by the court or other body before whom the proceeding is brought that the person to be indemnified is not liable or, (b) a reasonable determination is made, based upon a review of the facts, that the person is not liable, either by (i) a vote of a majority of a quorum of the "not interested" Trustees who are not parties to the proceeding or by (ii) an independent legal counsel in a written opinion.

Item 26 Business and Other Connections of the Investment Adviser - The Investment Adviser of each of the series of the Registrant is Dupree & Company, Inc., which is a Kentucky Corporation located at 125 South Mill Street, suite 100, Lexington, Kentucky 40507. Dupree & Company, Inc. also serves as the Transfer Agent for the Registrant. Thomas P. Dupree is the Chairman of the Board and President of Dupree & Company, Inc., and President of the Registrant. Allen E. Grimes, III is Vice President and General Counsel of Dupree & Company, Inc. and Executive Vice President of the Registrant. Michelle M. Dragoo is Vice President, Secretary, Treasurer of Dupree & Company, Inc. and the Registrant. Alison L. Arnold is Assistant Secretary of the Registrant. No director or officer of the Investment Adviser has engaged in any other business, profession, vocation or employment of a substantial nature during the last two fiscal years with the exception of Mr. Grimes who was engaged in the private practice of law until December 2004.

Item 27  Principal Underwriters - Inapplicable

Item 28 Location of Accounts and Records - Physical possession of each account, book or other document required to be maintained by section 31(a) and the rules under that section is maintained by Thomas P. Dupree, Dupree & Company, Inc., 125 South Mill Street, Suite 100, Vine Center, Lexington, Kentucky 40507 and 366 South Mill Street, Lexington, Kentucky 40508.

Item 29  Management Services - Described in parts A and B

Item 30  Undertakings - None

                               DUPREE MUTUAL FUNDS

                                    EXHIBITS

                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 46

                                       TO

                        FORM N-1A REGISTRATION STATEMENT

                                      UNDER

                             SECURITIES ACT OF 1933

                                       AND

                         INVESTMENT COMPANY ACT OF 1940

                                 DARSIE & ELSTE
                                ATTORNEYS AT LAW
                                   P.O. BOX 28
                           VERSAILLES, KENTUCKY 40383

GAY M. ELSTE                                                 JOHN C. DARSIE, JR.
                                                                (1936-1994)

                                                       October 28, 2005

Dupree Mutual Funds
P.O. Box 1149
Lexington, Kentucky 40588-1149

Dear Ladies and Gentlemen:

     Dupree Mutual Funds (the "Trust") is filing with the Securities and Exchange Commission Post Effective Amendment No. 46 to the Registration Statement filed under the Securities Act of 1933 (File No. 2-64233) and Amendment No. 47 to the Registration Statement filed under the Investment Company Act of 1940 (File No. 811-2918).

     As current counsel to the Trust, this firm has participated in various proceedings relating to the Trust and its predecessor. The undersigned has examined documents, including the Trust's Declaration of Trust, amendments thereto, its Bylaws and minutes.

     Based on the foregoing, it is my opinion that:

     1. The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Kentucky.

     2. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the eleven series, known as Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short to Medium Series, Intermediate Government Bond Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short to Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short to Medium Series. In accordance with the applicable provision of Kentucky law and the Trust's Declaration of Trust, shares which are issued and subsequently redeemed by the Trust may be held as Treasury shares, reissued or canceled as determined by the Trustees of the Trust; and

     3. Subject to the filing of Annual Rule 24f-2 Notices to register shares sold during each preceding fiscal year, the shares which are issued by the Trust are legally issued and outstanding and full paid and non-assessable.

     I hereby consent to the filing of this opinion with the Securities and Exchange Commission as a part of Post-Effective Amendment No. 46, Amendment No. 47.

                                                    Yours very truly,
                                                    /s/ Gay M. Elste
                                                    Gay M. Elste
GME:bh

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the references to our firm under the captions "Financial Highlights" in the Prospectus and "Other Services" in the Statement of Additional Information and to the incorporation by reference of our report dated August 5, 2005 on the financials statements and financial highlights of Dupree Mutual Funds, in Post-Effective Amendment Number 46 to the Registration Statement (Form N-1A, No. 2-64233) included in the Annual Report to Shareholders for the fiscal year ended June 30, 2005, filed with the Securities and Exchange Commission.

                                                           /s/ ERNST & YOUNG LLP

Cincinnati, Ohio
October 28, 2005

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fayette and State of Kentucky on this the 31st day of October, 2005.

                                                    DUPREE MUTUAL FUNDS


                                                    By /s/ Thomas P. Dupree, Sr.
                                                       Thomas P. Dupree, Sr.
                                                       President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 46 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                            Title                       Date
---------------------------    ---------------------------------------    --------
/s/ Thomas P. Dupree, Sr.      President (Principal Executive Officer)    10/31/05
Thomas P. Dupree, Sr.

/s/Michelle M. Dragoo          Vice President, Secretary and Treasurer    10/31/05
Michelle M. Dragoo

/s/ William A. Combs, Jr.      Trustee, Chairman                          10/31/05
William A. Combs, Jr.

/s/ Lucy A. Breathitt          Trustee                                    10/31/05
Lucy A. Breathitt

/s/Timothy Cone                Trustee                                    10/31/05
C. Timothy Cone

/s/J. William Howerton         Trustee                                    10/31/05
J. William Howerton

/s/ William S. Patterson       Trustee                                    10/31/05
William S. Patterson